UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2013

1.804866.109

AMOR-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 99.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 50.0%
1.865% 9/1/37 (f)	$ 22	$ 23
2.297% 7/1/35 (f)	7	8
2.332% 3/1/35 (f)	43	46
2.411% 3/1/36 (f)	336	359
2.5% 6/1/28 (d)	18,900	19,308
2.5% 6/1/28 (d)	11,100	11,340
2.5% 6/1/28 (d)	11,200	11,442
2.526% 10/1/33 (f)	65	69
2.554% 1/1/35 (f)	320	340
2.559% 6/1/36 (f)	49	52
2.611% 5/1/36 (f)	258	273
2.644% 4/1/36 (f)	219	235
2.666% 7/1/35 (f)	76	81
2.726% 11/1/36 (f)	62	66
2.781% 9/1/36 (f)	145	155
2.812% 8/1/35 (f)	400	428
2.816% 5/1/36 (f)	65	70
2.875% 10/1/36 (f)	172	185
2.885% 6/1/36 (f)	723	773
3% 4/1/27 to 3/1/43	23,890	24,584
3% 6/1/28 (d)	900	937
3% 6/1/43 (d)	5,700	5,740
3% 6/1/43 (d)	5,700	5,740
3% 6/1/43 (d)	8,000	8,056
3% 6/1/43 (d)	10,300	10,372
3% 6/1/43 (d)	8,800	8,862
3% 6/1/43 (d)	13,000	13,091
3% 6/1/43 (d)	9,300	9,365
3% 6/1/43 (d)	4,700	4,733
3% 6/1/43 (d)	7,800	7,855
3.155% 9/1/37 (f)	29	31
3.361% 9/1/41 (f)	277	291
3.478% 3/1/40 (f)	506	536
3.5% 4/1/20 to 5/1/43	94,998	98,807
3.5% 6/1/43 (d)	5,600	5,802
3.5% 6/1/43 (d)	5,600	5,802
3.5% 6/1/43 (d)	3,200	3,315
4% 10/1/25 to 7/1/42	100,510	106,710
4% 6/1/43 (d)	9,700	10,234
4% 6/1/43 (d)	4,600	4,853
4.5% 5/1/25 to 10/1/41	38,532	41,364
5% 5/1/20 to 6/1/40	20,471	22,258
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 2/1/18 to 5/1/38	$ 18,626	$ 20,395
5.565% 8/1/46 (f)	45	49
6% 9/1/29 to 1/1/42	15,188	16,892
6.039% 9/1/36 (f)	202	209
6.296% 4/1/37 (f)	174	184
6.499% 12/1/36 (f)	67	71
6.5% 9/1/13 to 5/1/38	3,575	3,986
7% 12/1/15 to 5/1/30	1,681	1,917
7.21% 12/1/36 (f)	44	47
7.5% 8/1/22 to 9/1/32	957	1,122
8% 12/1/29 to 3/1/37	15	19
8.5% 1/1/16 to 7/1/31	160	185
9% 10/1/30	213	260
9.5% 7/1/16 to 8/1/22	26	28
12.5% 8/1/15 to 3/1/16	6	7
12.75% 2/1/15	1	1
13.5% 9/1/14	0*	0*
		489,963
Freddie Mac - 24.0%
1.945% 3/1/35 (f)	162	170
2.22% 8/1/37 (f)	120	126
2.334% 5/1/37 (f)	112	119
2.356% 5/1/34 (f)	12	13
2.392% 3/1/36 (f)	612	650
2.478% 6/1/37 (f)	42	44
2.492% 4/1/35 (f)	46	49
2.528% 11/1/35 (f)	309	325
2.574% 6/1/37 (f)	334	359
2.635% 6/1/37 (f)	29	31
2.662% 6/1/37 (f)	693	742
2.699% 4/1/37 (f)	137	146
2.72% 4/1/37 (f)	9	9
2.971% 6/1/33 (f)	974	1,048
3% 11/1/42 to 3/1/43	7,538	7,572
3% 6/1/43 (d)	10,100	10,132
3.057% 7/1/36 (f)	139	149
3.287% 10/1/35 (f)	67	72
3.5% 1/1/26 to 4/1/43	59,260	61,597
4% 6/1/24 to 5/1/42	29,871	31,715
4% 10/1/41	638	687
4% 3/1/42	428	460
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 4/1/42	$ 625	$ 661
4% 6/1/43 (d)	4,500	4,737
4.5% 7/1/25 to 3/1/42	37,952	40,520
5% 7/1/33 to 9/1/40	23,602	25,494
5.5% 10/1/17 to 10/1/39 (e)	23,458	25,391
6% 4/1/14 to 6/1/39	5,350	5,870
6.011% 4/1/37 (f)	81	86
6.022% 10/1/36 (f)	35	37
6.379% 12/1/36 (f)	558	600
6.5% 8/1/13 to 9/1/39	7,963	8,945
7% 6/1/21 to 9/1/36	2,486	2,887
7.03% 6/1/36 (f)	32	33
7.5% 7/1/14 to 7/1/34	3,455	3,974
8% 11/1/16 to 1/1/37	40	47
8.5% 6/1/16 to 9/1/20	8	9
9% 9/1/16 to 5/1/21	64	70
10% 1/1/16 to 12/1/18	7	8
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	1	1
13% 12/1/13 to 6/1/15	3	3
		235,588
Ginnie Mae - 25.7%
3% 6/1/43 (d)	8,000	8,162
3% 6/1/43 (d)	7,100	7,244
3% 6/1/43 (d)	2,500	2,550
3% 6/1/43 (d)	3,300	3,366
3% 6/1/43 (d)	2,300	2,346
3.5% 3/15/42	348	366
3.5% 6/1/43 (d)	9,500	9,992
3.5% 6/1/43 (d)	6,500	6,820
3.5% 6/1/43 (d)	10,900	11,437
3.5% 6/1/43 (d)	23,000	24,134
4% 9/15/25 to 1/20/42	16,460	17,639
4.497% 1/20/62 (j)	783	875
4.5% 8/15/33 to 3/20/41	81,506	88,438
4.564% 11/20/61 (j)	954	1,063
4.751% 12/20/60 (j)	13,518	14,981
4.814% 1/20/61 (j)	313	349
5% 9/20/33 to 9/15/40	23,154	25,451
5% 10/20/39	1,369	1,496
5% 4/20/40	971	1,061
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 6/20/40	$ 2,887	$ 3,154
5% 7/20/40	4,163	4,549
5% 4/20/41	2,721	2,944
5% 6/20/41	1,306	1,413
5.5% 10/15/33 to 9/15/39	4,538	5,035
6% 1/15/36 to 9/20/38	3,642	4,073
6.5% 10/15/34 to 7/15/36	273	312
7% 2/15/24 to 4/20/32	1,469	1,700
7.5% 12/15/16 to 4/15/32	539	625
8% 6/15/21 to 12/15/25	266	309
8.5% 8/15/16 to 10/15/28	269	312
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	6	6
		252,203
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $977,184)		977,754
Asset-Backed Securities - 2.9%

American Credit Acceptance Receivables Trust Series 2012-2 Class A, 1.89% 7/15/16 (c)	1,619	1,630
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.3933% 8/25/35 (f)	2,094	2,072
Carnow Auto Receivables Trust Series 2012-1A Class A, 2.09% 1/15/15 (c)	306	306
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (c)	290	290
Countrywide Asset-Backed Certificates Trust:
Series 2006-22 Class 2A2, 0.3033% 5/25/47 (f)	383	383
Series 2006-25 Class 2A2, 0.3133% 6/25/47 (f)	1,699	1,685
Series 2007-4 Class A1A, 0.3133% 2/25/27 (f)	60	60
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.8983% 7/25/35 (f)	5	5
Exeter Auto Receivables Trust Series 2013-1A Class A, 1.29% 10/16/17 (c)	5,000	4,996
GSAMP Trust:
Series 2004-AR1 Class B4, 4.0669% 6/25/34 (b)(c)	82	8
Series 2004-AR2 Class B1, 3.0433% 8/25/34 (f)	796	38
Ocala Funding LLC Series 2006-1A Class A, 1.5982% 3/20/11 (a)(c)(f)	2,100	0
Soundview Home Loan Trust Series 2006-WF1 Class A3, 5.5619% 10/25/36	6,726	5,805
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.3933% 12/25/36 (f)	$ 2,964	$ 2,916
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6233% 5/25/35 (f)	1,995	1,763
Series 2007-BC3 Class 2A1, 0.2533% 5/25/47 (f)	6,184	6,074
TOTAL ASSET-BACKED SECURITIES (Cost $29,778)		28,031
Collateralized Mortgage Obligations - 12.0%

Private Sponsor - 5.0%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (c)	157	158
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (c)	2,173	2,200
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4542% 8/28/47 (c)(f)	1,052	1,047
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	146	147
CSMC floater Series 2011-1R Class A1, 1.2042% 2/27/47 (c)(f)	1,892	1,884
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.632% 10/25/34 (f)	760	780
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3382% 12/20/54 (c)(f)	8,413	8,252
Series 2006-4 Class A4, 0.2982% 12/20/54 (f)	8,211	8,054
Series 2007-1:
Class 2A1, 0.3382% 12/20/54 (f)	2,823	2,769
Class 3A1, 0.3982% 12/20/54 (f)	2,508	2,460
Series 2007-2 Class 2A1, 0.2782% 12/17/54 (f)	3,040	2,982
Series 2007-2 Class 3A1, 0.3782% 12/17/54 (f)	1,839	1,804
Granite Mortgages Series 2003-2 Class 1A3, 0.7761% 7/20/43 (f)	344	341
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6761% 1/20/44 (f)	939	934
Series 2004-1 Class 2A1, 0.6001% 3/20/44 (f)	4,868	4,812
Series 2004-3 Class 2A1, 0.5601% 9/20/44 (f)	3,044	3,007
JP Morgan REREMIC Trust floater Series 2009-5 Class 2A1, 2.0948% 1/26/37 (c)(f)	1,045	1,041
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (f)	$ 447	$ 342
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (f)	2,235	1,970
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5708% 4/25/33 (f)	240	243
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8333% 9/25/43 (f)	599	582
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.6809% 3/25/35 (f)	356	212
Series 2006-AR10 Class 3A1, 2.6342% 7/25/36 (f)	2,699	2,724
TOTAL PRIVATE SPONSOR		48,745
U.S. Government Agency - 7.0%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9067% 12/25/33 (f)(h)(i)	681	134
Series 2007-57 Class FA, 0.4233% 6/25/37 (f)	2,974	2,975
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	247	250
Class PZ, 6% 2/25/24	3,466	3,958
Series 1999-17 Class PG, 6% 4/25/29	1,434	1,590
Series 1999-32 Class PL, 6% 7/25/29	1,151	1,280
Series 1999-33 Class PK, 6% 7/25/29	643	716
Series 2001-52 Class YZ, 6.5% 10/25/31	75	86
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,256
Series 2005-73 Class SA, 17.0475% 8/25/35 (f)(i)	289	349
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,220
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,282	1,425
Series 2001-31 Class ZC, 6.5% 7/25/31	526	597
Series 2002-16 Class ZD, 6.5% 4/25/32	202	230
Series 2002-74 Class SV, 7.3567% 11/25/32 (f)(h)	379	81
Series 2002-79 Class Z, 5.5% 11/25/22	651	710
Series 2003-80 Class CG, 6% 4/25/30	34	35
Series 1993-165 Class SH, 19.1811% 9/25/23 (f)(i)	61	81
Series 2003-21 Class SK, 7.9067% 3/25/33 (f)(h)(i)	213	45
Series 2003-35 Class TQ, 7.3067% 5/25/18 (f)(h)(i)	150	21
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(h)	148	4
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2003-42 Class SJ, 6.8567% 11/25/22 (f)(h)(i)	$ 84	$ 3
Series 2003-48 Class HI, 5% 11/25/17 (h)	182	2
Series 2005-104 Class NI, 6.5067% 3/25/35 (f)(h)(i)	2,835	434
Series 2007-57 Class SA, 39.4603% 6/25/37 (f)(i)	890	1,645
Series 2007-66:
Class FB, 0.5933% 7/25/37 (f)	1,470	1,478
Class SB, 38.4403% 7/25/37 (f)(i)	271	514
Series 2008-12 Class SG, 6.1567% 3/25/38 (f)(h)(i)	1,710	210
Series 2009-114 Class AI, 5% 12/25/23 (h)	875	63
Series 2009-16 Class SA, 6.0567% 3/25/24 (f)(h)(i)	971	78
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	564	47
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	256	22
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	386	31
Series 2010-12 Class AI, 5% 12/25/18 (h)	1,604	143
Series 2010-135 Class LS, 5.8567% 12/25/40 (f)(h)(i)	1,430	221
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	1,525	228
Series 2010-23:
Class AI, 5% 12/25/18 (h)	724	54
Class HI, 4.5% 10/25/18 (h)	474	39
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	1,488	119
Series 2010-96 Class DI, 4% 5/25/23 (h)	381	5
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	787	77
Series 2011-67 Class AI, 4% 7/25/26 (h)	470	50
Series 2011-83 Class DI, 6% 9/25/26 (h)	793	121
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (h)	465	39
Series 348 Class 14, 6.5% 8/1/34 (f)(h)	355	64
Series 351:
Class 12, 5.5% 4/1/34 (f)(h)	255	36
Class 13, 6% 3/1/34 (h)	322	46
Series 359 Class 19, 6% 7/1/35 (h)	279	34
Series 384 Class 6, 5% 7/25/37 (h)	948	105
Freddie Mac:
floater Series 3222 Class HF, 0% 9/15/36 (f)	33	31
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,385	1,546
Series 2104 Class PG, 6% 12/15/28	416	462
Series 2121 Class MG, 6% 2/15/29	569	632
Series 2154 Class PT, 6% 5/15/29	894	992
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2162 Class PH, 6% 6/15/29	$ 150	$ 166
Series 2520 Class BE, 6% 11/15/32	751	835
Series 2585 Class KS, 7.4008% 3/15/23 (f)(h)(i)	89	14
Series 2590 Class YR, 5.5% 9/15/32 (h)	15	1
Series 2802 Class OB, 6% 5/15/34	3,375	3,804
Series 2810 Class PD, 6% 6/15/33	555	571
Series 3002 Class NE, 5% 7/15/35	680	773
Series 3189 Class PD, 6% 7/15/36	610	723
Series 3415 Class PC, 5% 12/15/37	446	483
Series 3786 Class HI, 4% 3/15/38 (h)	1,369	212
Series 3806 Class UP, 4.5% 2/15/41	2,027	2,224
Series 3832 Class PE, 5% 3/15/41	960	1,078
Series 70 Class C, 9% 9/15/20	31	34
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	198	220
Series 2135 Class JE, 6% 3/15/29	601	667
Series 2274 Class ZM, 6.5% 1/15/31	290	327
Series 2281 Class ZB, 6% 3/15/30	255	283
Series 2357 Class ZB, 6.5% 9/15/31	599	681
Series 2502 Class ZC, 6% 9/15/32	749	838
Series 2575 Class ID, 5.5% 8/15/22 (h)	2	0*
Series 2817 Class SD, 6.8508% 7/15/30 (f)(h)(i)	84	2
Series 3097 Class IA, 5.5% 3/15/33 (h)	456	15
Series 4176 Class BA, 3% 2/15/33	1,135	1,190
Series 1658 Class GZ, 7% 1/15/24	834	948
Series 2380 Class SY, 8.0008% 11/15/31 (f)(h)(i)	2,126	474
Series 2587 Class IM, 6.5% 3/15/33 (h)	400	94
Series 2844:
Class SC, 45.5052% 8/15/24 (f)(i)	29	56
Class SD, 83.8604% 8/15/24 (f)(i)	43	115
Series 2947 Class XZ, 6% 3/15/35	716	812
Series 3055 Class CS, 6.3908% 10/15/35 (f)(h)	496	71
Series 3244 Class SG, 6.4608% 11/15/36 (f)(h)(i)	776	128
Series 3274 Class SM, 6.2308% 2/15/37 (f)(h)	684	92
Series 3284 Class CI, 5.9208% 3/15/37 (f)(h)	1,960	341
Series 3287 Class SD, 6.5508% 3/15/37 (f)(h)(i)	1,218	223
Series 3297 Class BI, 6.5608% 4/15/37 (f)(h)(i)	1,778	382
Series 3336 Class LI, 6.3808% 6/15/37 (f)(h)	1,074	158
Series 3772 Class BI, 4.5% 10/15/18 (h)	968	69
Series 3949 Class MK, 4.5% 10/15/34	600	664
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4181 Class LA, 3% 3/15/37	$ 1,558	$ 1,633
Series 4182 Class BA, 3% 6/15/37	6,341	6,652
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	547	620
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4903% 6/16/37 (f)(h)(i)	424	81
Series 2010-H17 Class FA, 0.53% 7/20/60 (f)(j)	388	385
Series 2010-H18 Class AF, 0.5% 9/20/60 (f)(j)	410	406
Series 2010-H19 Class FG, 0.5% 8/20/60 (f)(j)	546	541
Series 2011-H05 Class FA, 0.7% 12/20/60 (f)(j)	1,421	1,422
Series 2011-H13 Class FA, 0.7% 4/20/61 (f)(j)	223	223
Series 2011-H14:
Class FB, 0.7% 5/20/61 (f)(j)	1,598	1,599
Class FC, 0.7% 5/20/61 (f)(j)	1,580	1,580
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (h)	826	150
sequential payer:
Series 2001-33 Class SD, 7.8518% 7/20/31 (f)(h)(i)	65	16
Series 2002-24 Class SK, 7.7518% 4/16/32 (f)(h)(i)	1,784	443
Series 2002-42 Class ZA, 6% 6/20/32	732	825
Series 2004-24 Class ZM, 5% 4/20/34	960	1,099
Series 1998-2 Class SA, 8.3018% 1/16/28 (f)(h)	695	162
Series 1999-34 Class SC, 8.4018% 9/16/19 (f)(h)(i)	848	94
Series 1999-40 Class SE, 8.7518% 11/16/29 (f)(h)(i)	1,179	141
Series 2000-8 Class SA, 8.2518% 1/16/30 (f)(h)(i)	997	115
Series 2001-3 Class S, 7.9018% 2/16/31 (f)(h)	409	90
Series 2001-36:
Class SB, 7.9018% 12/16/23 (f)(h)(i)	1,202	240
Class SP, 8.5518% 9/16/26 (f)(h)	912	176
Series 2001-38 Class SB, 7.3818% 8/16/31 (f)(h)(i)	668	146
Series 2001-41 Class SG, 8.5518% 9/16/31 (f)(h)	457	83
Series 2001-46 Class SB, 7.9518% 5/16/23 (f)(h)	658	91
Series 2001-49:
Class SC, 7.4018% 12/16/25 (f)(h)(i)	1,567	292
Class SL, 7.4018% 5/16/30 (f)(h)(i)	1,701	350
Class SV, 8.0518% 12/16/28 (f)(h)(i)	1,645	197
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-50:
Class SD, 8.0018% 11/20/31 (f)(h)(i)	$ 988	$ 234
Class ST, 7.5018% 8/16/27 (f)(h)(i)	394	86
Series 2002-5 Class SP, 7.2518% 1/16/32 (f)(h)(i)	688	140
Series 2004-32 Class GS, 6.3003% 5/16/34 (f)(h)(i)	617	124
Series 2004-73 Class AL, 7.0018% 8/17/34 (f)(h)(i)	220	44
Series 2008-60 Class SH, 5.9503% 7/16/38 (f)(h)(i)	592	96
Series 2011-52 Class HI, 7% 4/16/41 (h)	2,457	707
Series 2012-76 Class GS, 6.5003% 6/16/42 (f)(h)(i)	1,384	223
Series 2012-97 Class JS, 6.0503% 8/16/42 (f)(h)(i)	4,564	744
TOTAL U.S. GOVERNMENT AGENCY		68,632
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $114,610)		117,377
Commercial Mortgage Securities - 3.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4397% 2/14/43 (f)(h)	1,432	44
Banc of America Commercial Mortgage Trust sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	217	217
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3492% 8/15/29 (c)(f)	2,910	2,924
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5033% 7/25/37 (c)(f)	58	21
Class M2, 0.5333% 7/25/37 (c)(f)	61	18
Class M3, 0.5633% 7/25/37 (c)(f)	99	23
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.5785% 5/15/35 (c)(f)(h)	4,970	79
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,735
Granite Master Issuer PLC floater Series 2005-2 Class A6, 0.4582% 12/20/54 (f)	2,768	2,715
GS Mortgage Securities Corp. II floater Series 2007-EOP Class A2, 1.2601% 3/6/20 (c)(f)	740	742
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0482% 11/8/29 (c)(f)	5,000	5,013
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(f)	$ 1,281	$ 1,281
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 6.0024% 6/15/49 (f)	4,140	4,718
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,758	1,772
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	247	247
Series 2007-C1 Class XCP, 0.623% 2/15/40 (f)(h)	7,984	25
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (c)(f)	1,210	1,197
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (f)	175	197
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A2, 0.3182% 9/15/21 (c)(f)	1,300	1,292
sequential payer Series 2007-C33 Class A4, 6.1222% 2/15/51 (f)	1,470	1,661
Series 2007-C31A Class A2, 5.421% 4/15/47	580	582
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,191)		30,503
Fixed-Income Funds - 0.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $1,546)	14,059	1,513
Cash Equivalents - 6.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) # (Cost $62,800)	$ 62,800	62,800
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Deutsche Bank to pay a fixed rate of 2.7% and receive a floating rate based on 3-month LIBOR expiring June 2024	5/30/14	$ 9,439	$ 306
Call Options - 0.0%
Option on an interest rate swap with Deutsche Bank to receive a fixed rate of 2.7% and pay a floating rate based on 3-month LIBOR expiring June 2024	5/30/14	9,439	306
TOTAL PURCHASED SWAPTIONS (Cost $612)			612
TOTAL INVESTMENT PORTFOLIO - 124.3% (Cost $1,215,721)		1,218,590
NET OTHER ASSETS (LIABILITIES) - (24.3)%		(238,165)
NET ASSETS - 100%		$ 980,425
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 6/1/43	$ (1,000)	(1,007)
3% 6/1/43	(1,000)	(1,007)
3.5% 6/1/43	(8,600)	(8,910)
3.5% 6/1/43	(23,000)	(23,828)
4% 6/1/28	(200)	(212)
4% 6/1/43	(1,000)	(1,055)
4% 6/1/43	(4,700)	(4,959)
4% 6/1/43	(2,000)	(2,110)
4% 6/1/43	(1,000)	(1,055)
4.5% 6/1/28	(200)	(213)
6% 6/1/43	(2,700)	(2,938)
6% 6/1/43	(5,000)	(5,441)
TOTAL FANNIE MAE		(52,735)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
4% 6/1/43	$ (2,000)	$ (2,124)
4.5% 6/1/43	(7,000)	(7,487)
TOTAL GINNIE MAE		(9,611)
TOTAL TBA SALE COMMITMENTS (Proceeds $63,094)		$ (62,346)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JPMorgan Chase, Inc.	Feb. 2017	$ 18,000	3-month LIBOR	1%	$ (152)	$ 0	$ (152)
JPMorgan Chase, Inc.	Sep. 2017	13,000	3-month LIBOR	0.83%	87	0	87
CME	Jul. 2023	13,093	3-month LIBOR	2.4%	(33)	0	(33)
CME	Jul. 2023	5,728	3-month LIBOR	2.4%	(14)	0	(14)
Credit Suisse	Aug. 2041	2,900	3-month LIBOR	3.75%	(349)	0	(349)
TOTAL INTEREST RATE SWAPS					$ (461)	$ 0	$ (461)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,549,000 or 3.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open bi-lateral OTC swaps. At period end, the value of securities pledged amounted to $344,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$62,800,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 7,553
Commerz Markets LLC	29,624
Credit Agricole CIB New York Branch	20,028
Credit Suisse Securities (USA) LLC	5,595
$ 62,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 409
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 121,357	$ 119,503	$ 1,513	0.0%
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 977,754	$ -	$ 977,754	$ -
Asset-Backed Securities	28,031	-	28,031	-
Collateralized Mortgage Obligations	117,377	-	117,377	-
Commercial Mortgage Securities	30,503	-	30,503	-
Fixed-Income Funds	1,513	1,513	-	-
Cash Equivalents	62,800	-	62,800	-
Purchased Swaptions	612	-	612	-
Total Investments in Securities:	$ 1,218,590	$ 1,513	$ 1,217,077	$ -
Other Derivative Instruments:
Assets
Swaps	$ 87	$ -	$ 87	$ -
Liabilities
Swaps	$ (548)	$ -	$ (548)	$ -
Total Other Derivative Instruments:	$ (461)	$ -	$ (461)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (62,346)	$ -	$ (62,346)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,215,769,000. Net unrealized appreciation aggregated $2,821,000, of which $20,859,000 related to appreciated investment securities and $18,038,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Securities Fund

(A Class of Fidelity Advisor®
Mortgage Securities Fund)

May 31, 2013

1.804979.109

MOR-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 99.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 50.0%
1.865% 9/1/37 (f)	$ 22	$ 23
2.297% 7/1/35 (f)	7	8
2.332% 3/1/35 (f)	43	46
2.411% 3/1/36 (f)	336	359
2.5% 6/1/28 (d)	18,900	19,308
2.5% 6/1/28 (d)	11,100	11,340
2.5% 6/1/28 (d)	11,200	11,442
2.526% 10/1/33 (f)	65	69
2.554% 1/1/35 (f)	320	340
2.559% 6/1/36 (f)	49	52
2.611% 5/1/36 (f)	258	273
2.644% 4/1/36 (f)	219	235
2.666% 7/1/35 (f)	76	81
2.726% 11/1/36 (f)	62	66
2.781% 9/1/36 (f)	145	155
2.812% 8/1/35 (f)	400	428
2.816% 5/1/36 (f)	65	70
2.875% 10/1/36 (f)	172	185
2.885% 6/1/36 (f)	723	773
3% 4/1/27 to 3/1/43	23,890	24,584
3% 6/1/28 (d)	900	937
3% 6/1/43 (d)	5,700	5,740
3% 6/1/43 (d)	5,700	5,740
3% 6/1/43 (d)	8,000	8,056
3% 6/1/43 (d)	10,300	10,372
3% 6/1/43 (d)	8,800	8,862
3% 6/1/43 (d)	13,000	13,091
3% 6/1/43 (d)	9,300	9,365
3% 6/1/43 (d)	4,700	4,733
3% 6/1/43 (d)	7,800	7,855
3.155% 9/1/37 (f)	29	31
3.361% 9/1/41 (f)	277	291
3.478% 3/1/40 (f)	506	536
3.5% 4/1/20 to 5/1/43	94,998	98,807
3.5% 6/1/43 (d)	5,600	5,802
3.5% 6/1/43 (d)	5,600	5,802
3.5% 6/1/43 (d)	3,200	3,315
4% 10/1/25 to 7/1/42	100,510	106,710
4% 6/1/43 (d)	9,700	10,234
4% 6/1/43 (d)	4,600	4,853
4.5% 5/1/25 to 10/1/41	38,532	41,364
5% 5/1/20 to 6/1/40	20,471	22,258
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 2/1/18 to 5/1/38	$ 18,626	$ 20,395
5.565% 8/1/46 (f)	45	49
6% 9/1/29 to 1/1/42	15,188	16,892
6.039% 9/1/36 (f)	202	209
6.296% 4/1/37 (f)	174	184
6.499% 12/1/36 (f)	67	71
6.5% 9/1/13 to 5/1/38	3,575	3,986
7% 12/1/15 to 5/1/30	1,681	1,917
7.21% 12/1/36 (f)	44	47
7.5% 8/1/22 to 9/1/32	957	1,122
8% 12/1/29 to 3/1/37	15	19
8.5% 1/1/16 to 7/1/31	160	185
9% 10/1/30	213	260
9.5% 7/1/16 to 8/1/22	26	28
12.5% 8/1/15 to 3/1/16	6	7
12.75% 2/1/15	1	1
13.5% 9/1/14	0*	0*
		489,963
Freddie Mac - 24.0%
1.945% 3/1/35 (f)	162	170
2.22% 8/1/37 (f)	120	126
2.334% 5/1/37 (f)	112	119
2.356% 5/1/34 (f)	12	13
2.392% 3/1/36 (f)	612	650
2.478% 6/1/37 (f)	42	44
2.492% 4/1/35 (f)	46	49
2.528% 11/1/35 (f)	309	325
2.574% 6/1/37 (f)	334	359
2.635% 6/1/37 (f)	29	31
2.662% 6/1/37 (f)	693	742
2.699% 4/1/37 (f)	137	146
2.72% 4/1/37 (f)	9	9
2.971% 6/1/33 (f)	974	1,048
3% 11/1/42 to 3/1/43	7,538	7,572
3% 6/1/43 (d)	10,100	10,132
3.057% 7/1/36 (f)	139	149
3.287% 10/1/35 (f)	67	72
3.5% 1/1/26 to 4/1/43	59,260	61,597
4% 6/1/24 to 5/1/42	29,871	31,715
4% 10/1/41	638	687
4% 3/1/42	428	460
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 4/1/42	$ 625	$ 661
4% 6/1/43 (d)	4,500	4,737
4.5% 7/1/25 to 3/1/42	37,952	40,520
5% 7/1/33 to 9/1/40	23,602	25,494
5.5% 10/1/17 to 10/1/39 (e)	23,458	25,391
6% 4/1/14 to 6/1/39	5,350	5,870
6.011% 4/1/37 (f)	81	86
6.022% 10/1/36 (f)	35	37
6.379% 12/1/36 (f)	558	600
6.5% 8/1/13 to 9/1/39	7,963	8,945
7% 6/1/21 to 9/1/36	2,486	2,887
7.03% 6/1/36 (f)	32	33
7.5% 7/1/14 to 7/1/34	3,455	3,974
8% 11/1/16 to 1/1/37	40	47
8.5% 6/1/16 to 9/1/20	8	9
9% 9/1/16 to 5/1/21	64	70
10% 1/1/16 to 12/1/18	7	8
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	1	1
13% 12/1/13 to 6/1/15	3	3
		235,588
Ginnie Mae - 25.7%
3% 6/1/43 (d)	8,000	8,162
3% 6/1/43 (d)	7,100	7,244
3% 6/1/43 (d)	2,500	2,550
3% 6/1/43 (d)	3,300	3,366
3% 6/1/43 (d)	2,300	2,346
3.5% 3/15/42	348	366
3.5% 6/1/43 (d)	9,500	9,992
3.5% 6/1/43 (d)	6,500	6,820
3.5% 6/1/43 (d)	10,900	11,437
3.5% 6/1/43 (d)	23,000	24,134
4% 9/15/25 to 1/20/42	16,460	17,639
4.497% 1/20/62 (j)	783	875
4.5% 8/15/33 to 3/20/41	81,506	88,438
4.564% 11/20/61 (j)	954	1,063
4.751% 12/20/60 (j)	13,518	14,981
4.814% 1/20/61 (j)	313	349
5% 9/20/33 to 9/15/40	23,154	25,451
5% 10/20/39	1,369	1,496
5% 4/20/40	971	1,061
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 6/20/40	$ 2,887	$ 3,154
5% 7/20/40	4,163	4,549
5% 4/20/41	2,721	2,944
5% 6/20/41	1,306	1,413
5.5% 10/15/33 to 9/15/39	4,538	5,035
6% 1/15/36 to 9/20/38	3,642	4,073
6.5% 10/15/34 to 7/15/36	273	312
7% 2/15/24 to 4/20/32	1,469	1,700
7.5% 12/15/16 to 4/15/32	539	625
8% 6/15/21 to 12/15/25	266	309
8.5% 8/15/16 to 10/15/28	269	312
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	6	6
		252,203
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $977,184)		977,754
Asset-Backed Securities - 2.9%

American Credit Acceptance Receivables Trust Series 2012-2 Class A, 1.89% 7/15/16 (c)	1,619	1,630
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.3933% 8/25/35 (f)	2,094	2,072
Carnow Auto Receivables Trust Series 2012-1A Class A, 2.09% 1/15/15 (c)	306	306
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (c)	290	290
Countrywide Asset-Backed Certificates Trust:
Series 2006-22 Class 2A2, 0.3033% 5/25/47 (f)	383	383
Series 2006-25 Class 2A2, 0.3133% 6/25/47 (f)	1,699	1,685
Series 2007-4 Class A1A, 0.3133% 2/25/27 (f)	60	60
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.8983% 7/25/35 (f)	5	5
Exeter Auto Receivables Trust Series 2013-1A Class A, 1.29% 10/16/17 (c)	5,000	4,996
GSAMP Trust:
Series 2004-AR1 Class B4, 4.0669% 6/25/34 (b)(c)	82	8
Series 2004-AR2 Class B1, 3.0433% 8/25/34 (f)	796	38
Ocala Funding LLC Series 2006-1A Class A, 1.5982% 3/20/11 (a)(c)(f)	2,100	0
Soundview Home Loan Trust Series 2006-WF1 Class A3, 5.5619% 10/25/36	6,726	5,805
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.3933% 12/25/36 (f)	$ 2,964	$ 2,916
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6233% 5/25/35 (f)	1,995	1,763
Series 2007-BC3 Class 2A1, 0.2533% 5/25/47 (f)	6,184	6,074
TOTAL ASSET-BACKED SECURITIES (Cost $29,778)		28,031
Collateralized Mortgage Obligations - 12.0%

Private Sponsor - 5.0%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (c)	157	158
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (c)	2,173	2,200
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4542% 8/28/47 (c)(f)	1,052	1,047
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	146	147
CSMC floater Series 2011-1R Class A1, 1.2042% 2/27/47 (c)(f)	1,892	1,884
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.632% 10/25/34 (f)	760	780
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3382% 12/20/54 (c)(f)	8,413	8,252
Series 2006-4 Class A4, 0.2982% 12/20/54 (f)	8,211	8,054
Series 2007-1:
Class 2A1, 0.3382% 12/20/54 (f)	2,823	2,769
Class 3A1, 0.3982% 12/20/54 (f)	2,508	2,460
Series 2007-2 Class 2A1, 0.2782% 12/17/54 (f)	3,040	2,982
Series 2007-2 Class 3A1, 0.3782% 12/17/54 (f)	1,839	1,804
Granite Mortgages Series 2003-2 Class 1A3, 0.7761% 7/20/43 (f)	344	341
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6761% 1/20/44 (f)	939	934
Series 2004-1 Class 2A1, 0.6001% 3/20/44 (f)	4,868	4,812
Series 2004-3 Class 2A1, 0.5601% 9/20/44 (f)	3,044	3,007
JP Morgan REREMIC Trust floater Series 2009-5 Class 2A1, 2.0948% 1/26/37 (c)(f)	1,045	1,041
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (f)	$ 447	$ 342
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (f)	2,235	1,970
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5708% 4/25/33 (f)	240	243
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8333% 9/25/43 (f)	599	582
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.6809% 3/25/35 (f)	356	212
Series 2006-AR10 Class 3A1, 2.6342% 7/25/36 (f)	2,699	2,724
TOTAL PRIVATE SPONSOR		48,745
U.S. Government Agency - 7.0%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9067% 12/25/33 (f)(h)(i)	681	134
Series 2007-57 Class FA, 0.4233% 6/25/37 (f)	2,974	2,975
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	247	250
Class PZ, 6% 2/25/24	3,466	3,958
Series 1999-17 Class PG, 6% 4/25/29	1,434	1,590
Series 1999-32 Class PL, 6% 7/25/29	1,151	1,280
Series 1999-33 Class PK, 6% 7/25/29	643	716
Series 2001-52 Class YZ, 6.5% 10/25/31	75	86
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,256
Series 2005-73 Class SA, 17.0475% 8/25/35 (f)(i)	289	349
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,220
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,282	1,425
Series 2001-31 Class ZC, 6.5% 7/25/31	526	597
Series 2002-16 Class ZD, 6.5% 4/25/32	202	230
Series 2002-74 Class SV, 7.3567% 11/25/32 (f)(h)	379	81
Series 2002-79 Class Z, 5.5% 11/25/22	651	710
Series 2003-80 Class CG, 6% 4/25/30	34	35
Series 1993-165 Class SH, 19.1811% 9/25/23 (f)(i)	61	81
Series 2003-21 Class SK, 7.9067% 3/25/33 (f)(h)(i)	213	45
Series 2003-35 Class TQ, 7.3067% 5/25/18 (f)(h)(i)	150	21
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(h)	148	4
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2003-42 Class SJ, 6.8567% 11/25/22 (f)(h)(i)	$ 84	$ 3
Series 2003-48 Class HI, 5% 11/25/17 (h)	182	2
Series 2005-104 Class NI, 6.5067% 3/25/35 (f)(h)(i)	2,835	434
Series 2007-57 Class SA, 39.4603% 6/25/37 (f)(i)	890	1,645
Series 2007-66:
Class FB, 0.5933% 7/25/37 (f)	1,470	1,478
Class SB, 38.4403% 7/25/37 (f)(i)	271	514
Series 2008-12 Class SG, 6.1567% 3/25/38 (f)(h)(i)	1,710	210
Series 2009-114 Class AI, 5% 12/25/23 (h)	875	63
Series 2009-16 Class SA, 6.0567% 3/25/24 (f)(h)(i)	971	78
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	564	47
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	256	22
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	386	31
Series 2010-12 Class AI, 5% 12/25/18 (h)	1,604	143
Series 2010-135 Class LS, 5.8567% 12/25/40 (f)(h)(i)	1,430	221
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	1,525	228
Series 2010-23:
Class AI, 5% 12/25/18 (h)	724	54
Class HI, 4.5% 10/25/18 (h)	474	39
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	1,488	119
Series 2010-96 Class DI, 4% 5/25/23 (h)	381	5
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	787	77
Series 2011-67 Class AI, 4% 7/25/26 (h)	470	50
Series 2011-83 Class DI, 6% 9/25/26 (h)	793	121
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (h)	465	39
Series 348 Class 14, 6.5% 8/1/34 (f)(h)	355	64
Series 351:
Class 12, 5.5% 4/1/34 (f)(h)	255	36
Class 13, 6% 3/1/34 (h)	322	46
Series 359 Class 19, 6% 7/1/35 (h)	279	34
Series 384 Class 6, 5% 7/25/37 (h)	948	105
Freddie Mac:
floater Series 3222 Class HF, 0% 9/15/36 (f)	33	31
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,385	1,546
Series 2104 Class PG, 6% 12/15/28	416	462
Series 2121 Class MG, 6% 2/15/29	569	632
Series 2154 Class PT, 6% 5/15/29	894	992
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2162 Class PH, 6% 6/15/29	$ 150	$ 166
Series 2520 Class BE, 6% 11/15/32	751	835
Series 2585 Class KS, 7.4008% 3/15/23 (f)(h)(i)	89	14
Series 2590 Class YR, 5.5% 9/15/32 (h)	15	1
Series 2802 Class OB, 6% 5/15/34	3,375	3,804
Series 2810 Class PD, 6% 6/15/33	555	571
Series 3002 Class NE, 5% 7/15/35	680	773
Series 3189 Class PD, 6% 7/15/36	610	723
Series 3415 Class PC, 5% 12/15/37	446	483
Series 3786 Class HI, 4% 3/15/38 (h)	1,369	212
Series 3806 Class UP, 4.5% 2/15/41	2,027	2,224
Series 3832 Class PE, 5% 3/15/41	960	1,078
Series 70 Class C, 9% 9/15/20	31	34
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	198	220
Series 2135 Class JE, 6% 3/15/29	601	667
Series 2274 Class ZM, 6.5% 1/15/31	290	327
Series 2281 Class ZB, 6% 3/15/30	255	283
Series 2357 Class ZB, 6.5% 9/15/31	599	681
Series 2502 Class ZC, 6% 9/15/32	749	838
Series 2575 Class ID, 5.5% 8/15/22 (h)	2	0*
Series 2817 Class SD, 6.8508% 7/15/30 (f)(h)(i)	84	2
Series 3097 Class IA, 5.5% 3/15/33 (h)	456	15
Series 4176 Class BA, 3% 2/15/33	1,135	1,190
Series 1658 Class GZ, 7% 1/15/24	834	948
Series 2380 Class SY, 8.0008% 11/15/31 (f)(h)(i)	2,126	474
Series 2587 Class IM, 6.5% 3/15/33 (h)	400	94
Series 2844:
Class SC, 45.5052% 8/15/24 (f)(i)	29	56
Class SD, 83.8604% 8/15/24 (f)(i)	43	115
Series 2947 Class XZ, 6% 3/15/35	716	812
Series 3055 Class CS, 6.3908% 10/15/35 (f)(h)	496	71
Series 3244 Class SG, 6.4608% 11/15/36 (f)(h)(i)	776	128
Series 3274 Class SM, 6.2308% 2/15/37 (f)(h)	684	92
Series 3284 Class CI, 5.9208% 3/15/37 (f)(h)	1,960	341
Series 3287 Class SD, 6.5508% 3/15/37 (f)(h)(i)	1,218	223
Series 3297 Class BI, 6.5608% 4/15/37 (f)(h)(i)	1,778	382
Series 3336 Class LI, 6.3808% 6/15/37 (f)(h)	1,074	158
Series 3772 Class BI, 4.5% 10/15/18 (h)	968	69
Series 3949 Class MK, 4.5% 10/15/34	600	664
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4181 Class LA, 3% 3/15/37	$ 1,558	$ 1,633
Series 4182 Class BA, 3% 6/15/37	6,341	6,652
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	547	620
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4903% 6/16/37 (f)(h)(i)	424	81
Series 2010-H17 Class FA, 0.53% 7/20/60 (f)(j)	388	385
Series 2010-H18 Class AF, 0.5% 9/20/60 (f)(j)	410	406
Series 2010-H19 Class FG, 0.5% 8/20/60 (f)(j)	546	541
Series 2011-H05 Class FA, 0.7% 12/20/60 (f)(j)	1,421	1,422
Series 2011-H13 Class FA, 0.7% 4/20/61 (f)(j)	223	223
Series 2011-H14:
Class FB, 0.7% 5/20/61 (f)(j)	1,598	1,599
Class FC, 0.7% 5/20/61 (f)(j)	1,580	1,580
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (h)	826	150
sequential payer:
Series 2001-33 Class SD, 7.8518% 7/20/31 (f)(h)(i)	65	16
Series 2002-24 Class SK, 7.7518% 4/16/32 (f)(h)(i)	1,784	443
Series 2002-42 Class ZA, 6% 6/20/32	732	825
Series 2004-24 Class ZM, 5% 4/20/34	960	1,099
Series 1998-2 Class SA, 8.3018% 1/16/28 (f)(h)	695	162
Series 1999-34 Class SC, 8.4018% 9/16/19 (f)(h)(i)	848	94
Series 1999-40 Class SE, 8.7518% 11/16/29 (f)(h)(i)	1,179	141
Series 2000-8 Class SA, 8.2518% 1/16/30 (f)(h)(i)	997	115
Series 2001-3 Class S, 7.9018% 2/16/31 (f)(h)	409	90
Series 2001-36:
Class SB, 7.9018% 12/16/23 (f)(h)(i)	1,202	240
Class SP, 8.5518% 9/16/26 (f)(h)	912	176
Series 2001-38 Class SB, 7.3818% 8/16/31 (f)(h)(i)	668	146
Series 2001-41 Class SG, 8.5518% 9/16/31 (f)(h)	457	83
Series 2001-46 Class SB, 7.9518% 5/16/23 (f)(h)	658	91
Series 2001-49:
Class SC, 7.4018% 12/16/25 (f)(h)(i)	1,567	292
Class SL, 7.4018% 5/16/30 (f)(h)(i)	1,701	350
Class SV, 8.0518% 12/16/28 (f)(h)(i)	1,645	197
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-50:
Class SD, 8.0018% 11/20/31 (f)(h)(i)	$ 988	$ 234
Class ST, 7.5018% 8/16/27 (f)(h)(i)	394	86
Series 2002-5 Class SP, 7.2518% 1/16/32 (f)(h)(i)	688	140
Series 2004-32 Class GS, 6.3003% 5/16/34 (f)(h)(i)	617	124
Series 2004-73 Class AL, 7.0018% 8/17/34 (f)(h)(i)	220	44
Series 2008-60 Class SH, 5.9503% 7/16/38 (f)(h)(i)	592	96
Series 2011-52 Class HI, 7% 4/16/41 (h)	2,457	707
Series 2012-76 Class GS, 6.5003% 6/16/42 (f)(h)(i)	1,384	223
Series 2012-97 Class JS, 6.0503% 8/16/42 (f)(h)(i)	4,564	744
TOTAL U.S. GOVERNMENT AGENCY		68,632
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $114,610)		117,377
Commercial Mortgage Securities - 3.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4397% 2/14/43 (f)(h)	1,432	44
Banc of America Commercial Mortgage Trust sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	217	217
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3492% 8/15/29 (c)(f)	2,910	2,924
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5033% 7/25/37 (c)(f)	58	21
Class M2, 0.5333% 7/25/37 (c)(f)	61	18
Class M3, 0.5633% 7/25/37 (c)(f)	99	23
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.5785% 5/15/35 (c)(f)(h)	4,970	79
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,735
Granite Master Issuer PLC floater Series 2005-2 Class A6, 0.4582% 12/20/54 (f)	2,768	2,715
GS Mortgage Securities Corp. II floater Series 2007-EOP Class A2, 1.2601% 3/6/20 (c)(f)	740	742
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0482% 11/8/29 (c)(f)	5,000	5,013
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(f)	$ 1,281	$ 1,281
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 6.0024% 6/15/49 (f)	4,140	4,718
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,758	1,772
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	247	247
Series 2007-C1 Class XCP, 0.623% 2/15/40 (f)(h)	7,984	25
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (c)(f)	1,210	1,197
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (f)	175	197
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A2, 0.3182% 9/15/21 (c)(f)	1,300	1,292
sequential payer Series 2007-C33 Class A4, 6.1222% 2/15/51 (f)	1,470	1,661
Series 2007-C31A Class A2, 5.421% 4/15/47	580	582
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,191)		30,503
Fixed-Income Funds - 0.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $1,546)	14,059	1,513
Cash Equivalents - 6.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) # (Cost $62,800)	$ 62,800	62,800
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Deutsche Bank to pay a fixed rate of 2.7% and receive a floating rate based on 3-month LIBOR expiring June 2024	5/30/14	$ 9,439	$ 306
Call Options - 0.0%
Option on an interest rate swap with Deutsche Bank to receive a fixed rate of 2.7% and pay a floating rate based on 3-month LIBOR expiring June 2024	5/30/14	9,439	306
TOTAL PURCHASED SWAPTIONS (Cost $612)			612
TOTAL INVESTMENT PORTFOLIO - 124.3% (Cost $1,215,721)		1,218,590
NET OTHER ASSETS (LIABILITIES) - (24.3)%		(238,165)
NET ASSETS - 100%		$ 980,425
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 6/1/43	$ (1,000)	(1,007)
3% 6/1/43	(1,000)	(1,007)
3.5% 6/1/43	(8,600)	(8,910)
3.5% 6/1/43	(23,000)	(23,828)
4% 6/1/28	(200)	(212)
4% 6/1/43	(1,000)	(1,055)
4% 6/1/43	(4,700)	(4,959)
4% 6/1/43	(2,000)	(2,110)
4% 6/1/43	(1,000)	(1,055)
4.5% 6/1/28	(200)	(213)
6% 6/1/43	(2,700)	(2,938)
6% 6/1/43	(5,000)	(5,441)
TOTAL FANNIE MAE		(52,735)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
4% 6/1/43	$ (2,000)	$ (2,124)
4.5% 6/1/43	(7,000)	(7,487)
TOTAL GINNIE MAE		(9,611)
TOTAL TBA SALE COMMITMENTS (Proceeds $63,094)		$ (62,346)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JPMorgan Chase, Inc.	Feb. 2017	$ 18,000	3-month LIBOR	1%	$ (152)	$ 0	$ (152)
JPMorgan Chase, Inc.	Sep. 2017	13,000	3-month LIBOR	0.83%	87	0	87
CME	Jul. 2023	13,093	3-month LIBOR	2.4%	(33)	0	(33)
CME	Jul. 2023	5,728	3-month LIBOR	2.4%	(14)	0	(14)
Credit Suisse	Aug. 2041	2,900	3-month LIBOR	3.75%	(349)	0	(349)
TOTAL INTEREST RATE SWAPS					$ (461)	$ 0	$ (461)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,549,000 or 3.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open bi-lateral OTC swaps. At period end, the value of securities pledged amounted to $344,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$62,800,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 7,553
Commerz Markets LLC	29,624
Credit Agricole CIB New York Branch	20,028
Credit Suisse Securities (USA) LLC	5,595
$ 62,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 409
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 121,357	$ 119,503	$ 1,513	0.0%
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 977,754	$ -	$ 977,754	$ -
Asset-Backed Securities	28,031	-	28,031	-
Collateralized Mortgage Obligations	117,377	-	117,377	-
Commercial Mortgage Securities	30,503	-	30,503	-
Fixed-Income Funds	1,513	1,513	-	-
Cash Equivalents	62,800	-	62,800	-
Purchased Swaptions	612	-	612	-
Total Investments in Securities:	$ 1,218,590	$ 1,513	$ 1,217,077	$ -
Other Derivative Instruments:
Assets
Swaps	$ 87	$ -	$ 87	$ -
Liabilities
Swaps	$ (548)	$ -	$ (548)	$ -
Total Other Derivative Instruments:	$ (461)	$ -	$ (461)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (62,346)	$ -	$ (62,346)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,215,769,000. Net unrealized appreciation aggregated $2,821,000, of which $20,859,000 related to appreciated investment securities and $18,038,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2013

1.804849.109

LTB-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 48.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.25% 1/11/16 (e)	$ 1,220,000	$ 1,220,338
1.3% 7/31/15 (e)	1,260,000	1,267,651
1.65% 4/10/15 (e)	620,000	627,537
1.95% 3/28/14 (e)	790,000	796,424
Volkswagen International Finance NV:
1.6% 11/20/17 (e)	620,000	618,194
1.625% 3/22/15 (e)	1,180,000	1,194,282
2.375% 3/22/17 (e)	600,000	617,299
		6,341,725
Media - 2.5%
Comcast Corp.:
4.95% 6/15/16	326,000	363,698
5.15% 3/1/20	693,000	816,518
5.7% 5/15/18	42,000	50,027
COX Communications, Inc.:
4.625% 6/1/13	674,000	674,000
5.5% 10/1/15	199,000	220,065
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	700,000	716,864
4.75% 10/1/14	1,360,000	1,428,393
5.875% 10/1/19	34,000	40,044
Discovery Communications LLC:
3.25% 4/1/23	84,000	83,222
3.7% 6/1/15	875,000	922,937
5.05% 6/1/20	322,000	367,457
NBCUniversal Media LLC:
3.65% 4/30/15	66,000	69,720
5.15% 4/30/20	1,000,000	1,182,256
News America, Inc.:
5.3% 12/15/14	132,000	141,098
6.9% 3/1/19	750,000	930,443
Thomson Reuters Corp. 0.875% 5/23/16	278,000	276,510
Time Warner Cable, Inc.:
5.85% 5/1/17	996,000	1,147,536
6.2% 7/1/13	404,000	405,591
6.75% 7/1/18	1,141,000	1,383,480
Time Warner, Inc.:
3.15% 7/15/15	24,000	25,135
4.875% 3/15/20	731,000	828,314
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
5.875% 11/15/16	$ 685,000	$ 789,997
Viacom, Inc.:
3.5% 4/1/17	455,000	483,994
6.125% 10/5/17	679,000	800,313
		14,147,612
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	1,000,000	1,101,999
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	494,000	501,621
Home Depot, Inc. 4.4% 4/1/21	610,000	691,818
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	851,867
		2,045,306
TOTAL CONSUMER DISCRETIONARY		23,636,642
CONSUMER STAPLES - 2.6%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	650,000	649,143
5.375% 11/15/14	111,000	118,338
Beam, Inc. 1.875% 5/15/17	735,000	741,063
FBG Finance Ltd. 5.125% 6/15/15 (e)	510,000	550,687
Fortune Brands, Inc.:
5.375% 1/15/16	466,000	512,326
6.375% 6/15/14	272,000	287,507
Heineken NV:
1.4% 10/1/17 (e)	321,000	317,160
2.75% 4/1/23 (e)	335,000	322,893
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,066,627
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	1,280,000	1,321,755
		5,887,499
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	620,000	679,485
Walgreen Co.:
1.8% 9/15/17	267,000	268,667
3.1% 9/15/22	386,000	381,657
		1,329,809
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.6%
Cargill, Inc.:
3.25% 11/15/21 (e)	$ 600,000	$ 605,699
6% 11/27/17 (e)	106,000	125,733
ConAgra Foods, Inc.:
1.9% 1/25/18	222,000	223,298
3.2% 1/25/23	258,000	254,597
General Mills, Inc. 5.2% 3/17/15	650,000	701,209
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	624,874
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	766,314
6.5% 8/11/17	140,000	166,098
6.75% 2/19/14	82,000	85,392
		3,553,214
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	620,000	591,355
9.7% 11/10/18	454,000	620,455
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,135,117
Reynolds American, Inc.:
1.05% 10/30/15	707,000	708,775
3.25% 11/1/22	326,000	317,186
6.75% 6/15/17	513,000	607,543
		3,980,431
TOTAL CONSUMER STAPLES		14,750,953
ENERGY - 4.5%
Energy Equipment & Services - 0.7%
Cameron International Corp. 1.6% 4/30/15	468,000	472,446
DCP Midstream LLC 5.35% 3/15/20 (e)	633,000	689,486
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	922,654
FMC Technologies, Inc.:
2% 10/1/17	80,000	80,105
3.45% 10/1/22	146,000	145,177
Halliburton Co. 6.15% 9/15/19	425,000	526,912
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	615,229
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd. 2.5% 3/15/17	$ 262,000	$ 267,047
Weatherford International Ltd. 4.95% 10/15/13	303,000	307,406
		4,026,462
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	51,304
6.375% 9/15/17	555,000	654,854
Apache Corp. 1.75% 4/15/17	172,000	174,072
BG Energy Capital PLC 2.875% 10/15/16 (e)	620,000	654,757
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	773,372
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	295,499
3.875% 3/15/23	171,000	168,039
Duke Energy Field Services 5.375% 10/15/15 (e)	212,000	228,957
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	24,178
Enbridge Energy Partners LP 4.2% 9/15/21	615,000	648,349
Encana Holdings Finance Corp. 5.8% 5/1/14	502,000	524,996
Enterprise Products Operating LP:
1.25% 8/13/15	480,000	482,860
4.05% 2/15/22	610,000	650,921
5.6% 10/15/14	339,000	360,866
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	20,000	23,239
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	928,103
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	877,000	908,243
Nexen, Inc. 5.2% 3/10/15	158,000	169,896
Petro-Canada 6.05% 5/15/18	326,000	386,879
Petrobras Global Finance BV 4.375% 5/20/23	600,000	581,220
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	641,579
5.75% 1/20/20	816,000	887,458
7.875% 3/15/19	647,000	781,219
Petroleos Mexicanos:
3.5% 1/30/23 (e)	485,000	460,750
4.875% 1/24/22	700,000	749,000
6% 3/5/20	59,000	67,850
Phillips 66 2.95% 5/1/17	1,260,000	1,319,357
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	400,954
5.75% 1/15/20	962,000	1,133,368
Schlumberger Investment SA 1.25% 8/1/17 (e)	1,000,000	992,038
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southeast Supply Header LLC 4.85% 8/15/14 (e)	$ 862,000	$ 895,443
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	32,364
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,124,031
Texas Eastern Transmission LP 6% 9/15/17 (e)	1,096,000	1,273,963
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)	489,000	505,479
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	450,859
Western Gas Partners LP 5.375% 6/1/21	600,000	676,899
XTO Energy, Inc. 5.65% 4/1/16	181,000	205,725
		21,288,940
TOTAL ENERGY		25,315,402
FINANCIALS - 24.9%
Capital Markets - 3.1%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	410,544
BlackRock, Inc. 4.25% 5/24/21	650,000	721,261
Goldman Sachs Group, Inc.:
1.6% 11/23/15	650,000	657,346
2.375% 1/22/18	600,000	603,589
3.3% 5/3/15	620,000	644,834
3.7% 8/1/15	712,000	749,538
5.25% 7/27/21	750,000	836,594
5.95% 1/18/18	1,693,000	1,953,624
6.15% 4/1/18	402,000	467,695
HSBC Bank PLC 1.5% 5/15/18 (e)	570,000	562,263
JPMorgan Chase & Co. 1.1% 10/15/15	620,000	620,229
Lazard Group LLC:
6.85% 6/15/17	669,000	766,902
7.125% 5/15/15	239,000	261,790
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	46,542
6.875% 4/25/18	726,000	865,464
Morgan Stanley:
1.75% 2/25/16	510,000	510,955
2.125% 4/25/18	580,000	572,994
4.1% 1/26/15	1,320,000	1,379,956
4.75% 4/1/14	138,000	141,797
5.45% 1/9/17	200,000	222,210
5.625% 9/23/19	112,000	126,983
5.75% 1/25/21	647,000	738,176
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.95% 12/28/17	$ 383,000	$ 439,864
6% 4/28/15	130,000	141,043
7.3% 5/13/19	603,000	739,470
State Street Corp. 3.1% 5/15/23	800,000	779,156
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,296,136
		17,256,955
Commercial Banks - 8.0%
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	570,000	562,519
1.875% 10/6/17	620,000	630,559
Bank of America NA 5.3% 3/15/17	250,000	277,478
Bank of Montreal 2.5% 1/11/17	640,000	663,987
Bank of Nova Scotia 1.375% 12/18/17	935,000	926,316
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (e)	590,000	585,526
BB&T Corp. 3.95% 3/22/22	940,000	985,125
Comerica, Inc. 3% 9/16/15	2,000	2,098
Commonwealth Bank of Australia 2.9% 9/17/14 (e)	3,000,000	3,097,377
Credit Suisse 6% 2/15/18	1,680,000	1,939,822
Discover Bank 2% 2/21/18	1,200,000	1,192,601
Fifth Third Bancorp:
3.5% 3/15/22	700,000	719,515
3.625% 1/25/16	361,000	383,485
4.5% 6/1/18	63,000	69,129
8.25% 3/1/38	68,000	94,075
Fifth Third Bank 1.45% 2/28/18	580,000	574,267
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	7,000	7,018
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	743,386
HBOS PLC 6.75% 5/21/18 (e)	509,000	571,704
HSBC Holdings PLC:
4% 3/30/22	567,000	601,999
5.1% 4/5/21	610,000	696,022
Huntington Bancshares, Inc. 7% 12/15/20	180,000	221,936
JPMorgan Chase Bank 6% 10/1/17	1,762,000	2,058,118
KeyBank NA:
1.65% 2/1/18	397,000	398,098
5.8% 7/1/14	1,351,000	1,423,804
KeyCorp. 5.1% 3/24/21	622,000	714,995
Marshall & Ilsley Bank 5% 1/17/17	778,000	840,971
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (e)	940,000	926,732
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
National Australia Bank Ltd. 2% 3/9/15	$ 630,000	$ 645,157
National Bank of Canada 1.5% 6/26/15	830,000	841,256
Nordea Bank AB 0.875% 5/13/16 (e)	860,000	855,287
PNC Bank NA 2.7% 11/1/22	1,560,000	1,477,409
PNC Funding Corp. 3.625% 2/8/15	717,000	751,316
Rabobank (Netherlands) NV:
2.125% 10/13/15	278,000	286,419
3.95% 11/9/22	1,240,000	1,236,008
Regions Bank 7.5% 5/15/18	770,000	934,379
Regions Financial Corp.:
2% 5/15/18	580,000	568,491
5.75% 6/15/15	4,000	4,330
7.75% 11/10/14	6,000	6,526
Royal Bank of Canada 1.5% 1/16/18	1,220,000	1,217,395
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,052,000	2,107,979
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	940,000	938,211
SunTrust Bank 2.75% 5/1/23	700,000	669,685
SunTrust Banks, Inc.:
3.5% 1/20/17	853,000	908,667
3.6% 4/15/16	525,000	559,731
Svenska Handelsbanken AB 1.625% 3/21/18	580,000	576,865
The Toronto Dominion Bank 2.375% 10/19/16	1,230,000	1,283,892
Union Bank NA 2.125% 6/16/17	700,000	712,968
UnionBanCal Corp. 5.25% 12/16/13	115,000	117,557
Wachovia Bank NA 6% 11/15/17	570,000	671,328
Wachovia Corp. 5.625% 10/15/16	590,000	670,949
Wells Fargo & Co.:
1.25% 2/13/15	1,229,000	1,240,657
3.5% 3/8/22	700,000	726,705
3.676% 6/15/16	620,000	666,106
Westpac Banking Corp.:
1.125% 9/25/15	1,200,000	1,210,980
2% 8/14/17	1,121,000	1,146,529
		44,941,444
Consumer Finance - 3.8%
American Express Credit Corp.:
0.875% 11/13/15	620,000	621,360
2.75% 9/15/15	1,561,000	1,628,332
2.8% 9/19/16	599,000	630,425
American Honda Finance Corp. 1.5% 9/11/17 (e)	620,000	619,792
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
1% 11/6/15	$ 620,000	$ 616,257
2.125% 7/15/14	1,309,000	1,326,771
2.15% 3/23/15	620,000	632,192
3.15% 7/15/16	605,000	638,652
7.375% 5/23/14	232,000	246,753
Discover Financial Services:
3.85% 11/21/22	30,000	30,258
5.2% 4/27/22	93,000	102,516
6.45% 6/12/17	399,000	462,755
Ford Motor Credit Co. LLC:
1.7% 5/9/16	600,000	598,651
2.75% 5/15/15	930,000	951,290
3% 6/12/17	1,500,000	1,540,205
4.25% 9/20/22	620,000	638,162
General Electric Capital Corp.:
1% 1/8/16	727,000	727,946
1.6% 11/20/17	1,860,000	1,857,764
1.625% 4/2/18	870,000	863,864
2.25% 11/9/15	886,000	915,004
2.9% 1/9/17	640,000	670,134
2.95% 5/9/16	255,000	268,980
3.35% 10/17/16	610,000	650,868
3.5% 6/29/15	1,263,000	1,331,311
6.375% 11/15/67 (g)	1,275,000	1,359,469
HSBC USA, Inc.:
1.625% 1/16/18	543,000	539,092
2.375% 2/13/15	511,000	524,524
Hyundai Capital America 2.125% 10/2/17 (e)	224,000	221,408
		21,214,735
Diversified Financial Services - 3.8%
ABB Finance (USA), Inc. 1.625% 5/8/17	238,000	238,971
Bank of America Corp.:
1.5% 10/9/15	1,250,000	1,257,365
4.5% 4/1/15	1,230,000	1,301,458
5.75% 12/1/17	1,150,000	1,317,868
5.875% 1/5/21	980,000	1,146,544
BP Capital Markets PLC:
2.248% 11/1/16	620,000	641,636
3.125% 10/1/15	60,000	63,240
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
3.2% 3/11/16	$ 610,000	$ 646,197
3.245% 5/6/22	620,000	625,453
Citigroup, Inc.:
1.25% 1/15/16	1,220,000	1,218,465
1.3% 4/1/16	870,000	868,578
1.75% 5/1/18	870,000	858,353
3.953% 6/15/16	2,310,000	2,479,311
4.5% 1/14/22	550,000	596,473
4.75% 5/19/15	1,605,000	1,716,599
5.125% 5/5/14	150,000	155,919
6.125% 5/15/18	12,000	14,159
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	632,337
3.25% 9/23/22	640,000	627,320
3.375% 5/1/23	800,000	761,245
3.4% 6/24/15	2,482,000	2,604,593
4.5% 1/24/22	640,000	694,725
5.4% 1/6/42	266,000	299,322
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	300,000	303,666
TECO Finance, Inc.:
4% 3/15/16	171,000	183,316
5.15% 3/15/20	252,000	286,967
		21,540,080
Insurance - 2.5%
American International Group, Inc.:
3% 3/20/15	1,160,000	1,201,631
4.25% 9/15/14	970,000	1,011,509
4.875% 6/1/22	604,000	667,526
Aon Corp.:
3.5% 9/30/15	911,000	961,054
5% 9/30/20	600,000	684,615
Assurant, Inc. 5.625% 2/15/14	332,000	342,673
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	89,631
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	626,697
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(g)	259,000	274,540
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	284,000	324,209
5.375% 3/15/17	18,000	20,271
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	$ 599,000	$ 652,821
6.5% 3/15/35 (e)	104,000	119,602
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	407,528
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	271,088
4.125% 8/13/42	600,000	562,960
5% 6/15/15	175,000	189,628
Metropolitan Life Global Funding I:
1.5% 1/10/18 (e)	1,431,000	1,419,141
2.5% 9/29/15 (e)	750,000	778,079
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	48,000	58,950
Pacific LifeCorp 6% 2/10/20 (e)	321,000	363,495
Prudential Financial, Inc.:
4.5% 11/15/20	700,000	778,908
5.4% 6/13/35	68,000	74,516
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(g)	29,000	29,000
Symetra Financial Corp. 6.125% 4/1/16 (e)	892,000	979,571
Unum Group:
5.625% 9/15/20	370,000	421,613
7.125% 9/30/16	704,000	816,853
		14,128,109
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	202,242
American Campus Communities Operating Partnership LP 3.75% 4/15/23	600,000	595,520
Boston Properties, Inc. 3.85% 2/1/23	580,000	601,283
BRE Properties, Inc. 5.5% 3/15/17	61,000	68,568
Camden Property Trust 5.375% 12/15/13	326,000	333,884
DDR Corp. 4.625% 7/15/22	200,000	214,010
Developers Diversified Realty Corp.:
4.75% 4/15/18	290,000	320,833
7.5% 4/1/17	389,000	462,309
Duke Realty LP:
3.625% 4/15/23	295,000	288,602
3.875% 10/15/22	461,000	461,841
5.4% 8/15/14	498,000	523,369
6.75% 3/15/20	35,000	41,946
8.25% 8/15/19	7,000	9,018
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
3.75% 11/15/22	$ 1,300,000	$ 1,285,605
6% 9/15/17	509,000	580,427
6.25% 1/15/17	74,000	84,022
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	86,959
5.9% 4/1/20	5,000	5,942
6.2% 1/15/17	94,000	108,332
Health Care REIT, Inc. 2.25% 3/15/18	250,000	252,048
HRPT Properties Trust:
5.75% 11/1/15	211,000	224,108
6.25% 6/15/17	186,000	202,396
6.65% 1/15/18	95,000	105,332
UDR, Inc. 5.5% 4/1/14	1,107,000	1,147,113
Washington (REIT) 5.25% 1/15/14	30,000	30,658
		8,236,367
Real Estate Management & Development - 2.3%
AMB Property LP 5.9% 8/15/13	389,000	392,790
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,059,807
4.25% 7/15/22	277,000	287,975
6.125% 4/15/20	6,000	6,968
Brandywine Operating Partnership LP:
3.95% 2/15/23	623,000	617,937
5.7% 5/1/17	369,000	411,677
ERP Operating LP:
4.625% 12/15/21	470,000	517,985
4.75% 7/15/20	446,000	498,043
5.375% 8/1/16	240,000	270,542
5.75% 6/15/17	1,003,000	1,159,725
Liberty Property LP:
4.125% 6/15/22	301,000	312,558
4.75% 10/1/20	1,045,000	1,148,104
5.125% 3/2/15	170,000	180,728
5.5% 12/15/16	260,000	291,611
6.625% 10/1/17	582,000	681,887
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	442,085
4.5% 4/18/22	185,000	194,399
7.75% 8/15/19	64,000	80,990
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 3.375% 12/1/22	$ 412,000	$ 407,838
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	189,000	198,464
5.5% 1/15/14 (e)	144,000	146,910
5.7% 4/15/17 (e)	295,000	321,933
Regency Centers LP:
4.95% 4/15/14	92,000	95,079
5.25% 8/1/15	522,000	565,749
5.875% 6/15/17	244,000	277,391
Simon Property Group LP:
2.8% 1/30/17	142,000	148,256
4.2% 2/1/15	234,000	245,456
Tanger Properties LP:
6.125% 6/1/20	606,000	731,343
6.15% 11/15/15	615,000	692,183
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	392,150
		12,778,563
TOTAL FINANCIALS		140,096,253
HEALTH CARE - 1.9%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	518,626
Celgene Corp. 2.45% 10/15/15	56,000	57,858
		576,484
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17	77,000	76,481
2.75% 11/15/22	310,000	297,209
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	302,707
6.3% 8/15/14	546,000	580,711
Express Scripts, Inc. 3.125% 5/15/16	555,000	585,832
McKesson Corp. 0.95% 12/4/15	120,000	120,314
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,149,919
UnitedHealth Group, Inc.:
1.4% 10/15/17	128,000	127,956
2.75% 2/15/23	105,000	101,589
3.875% 10/15/20	759,000	815,479
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.25% 9/10/15	$ 180,000	$ 181,149
1.875% 1/15/18	326,000	326,380
3.125% 5/15/22	620,000	612,548
4.35% 8/15/20	760,000	832,567
		6,110,841
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17 (e)	1,062,000	1,059,390
2.9% 11/6/22 (e)	620,000	603,931
Novartis Capital Corp. 2.4% 9/21/22	500,000	483,683
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,043,873
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	210,000	208,761
5% 8/15/14	66,000	69,050
Zoetis, Inc.:
1.875% 2/1/18 (e)	96,000	96,200
3.25% 2/1/23 (e)	235,000	232,857
		3,797,745
TOTAL HEALTH CARE		10,485,070
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (e)	53,000	55,058
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	307,438	333,970
6.795% 2/2/20	14,595	15,553
6.9% 7/2/19	110,025	119,927
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	225,095	236,349
8.36% 1/20/19	185,844	209,075
		914,874
Electrical Equipment - 0.2%
Roper Industries, Inc. 2.05% 10/1/18	840,000	837,521
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
3.2% 6/15/22	620,000	633,142
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Covidien International Finance SA: - continued
6% 10/15/17	$ 442,000	$ 521,389
General Electric Co. 2.7% 10/9/22	512,000	504,032
		1,658,563
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	1,300,000	1,287,506
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	625,184
TOTAL INDUSTRIALS		5,378,706
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.4%
Apple, Inc. 1% 5/3/18	1,730,000	1,699,045
Hewlett-Packard Co. 2.625% 12/9/14	630,000	644,703
		2,343,748
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	542,773
6.55% 10/1/17	356,000	419,214
		961,987
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	277,000	281,075
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	2,064,000	2,168,391
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	1,000,000	1,097,183
TOTAL INFORMATION TECHNOLOGY		6,852,384
MATERIALS - 1.2%
Chemicals - 0.3%
Ecolab, Inc. 1.45% 12/8/17	335,000	330,403
Sherwin-Williams Co. 1.35% 12/15/17	620,000	614,114
The Dow Chemical Co.:
4.125% 11/15/21	594,000	632,414
4.25% 11/15/20	321,000	352,281
		1,929,212
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	$ 319,000	$ 361,985
Metals & Mining - 0.8%
Anglo American Capital PLC:
2.15% 9/27/13 (e)	1,000,000	1,003,916
9.375% 4/8/14 (e)	459,000	490,775
9.375% 4/8/19 (e)	630,000	823,113
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (e)	630,000	647,023
Rio Tinto Finance (U.S.A) PLC 1.625% 8/21/17	940,000	936,455
Vale Overseas Ltd. 6.25% 1/23/17	403,000	457,897
		4,359,179
TOTAL MATERIALS		6,650,376
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
1.4% 12/1/17	620,000	615,769
2.5% 8/15/15	562,000	582,314
CenturyLink, Inc. 6.15% 9/15/19	592,000	636,400
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (e)	923,000	973,452
5.25% 7/22/13	370,000	372,240
France Telecom SA 2.125% 9/16/15	220,000	224,843
Qwest Corp. 3.5301% 6/15/13 (g)	1,080,000	1,080,491
SBC Communications, Inc. 5.1% 9/15/14	950,000	1,003,899
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,327,485
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	610,299
2% 11/1/16	1,279,000	1,313,080
3% 4/1/16	621,000	653,711
		9,393,983
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.375% 9/8/16	646,000	663,507
3.125% 7/16/22	434,000	414,799
3.625% 3/30/15	600,000	624,454
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
1.5% 2/19/18	$ 600,000	$ 593,302
4.15% 6/10/14	346,000	357,448
		2,653,510
TOTAL TELECOMMUNICATION SERVICES		12,047,493
UTILITIES - 4.4%
Electric Utilities - 2.8%
AmerenUE 6.4% 6/15/17	519,000	617,855
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	822,413
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	732,585
Commonwealth Edison Co. 4% 8/1/20	600,000	661,472
Duke Capital LLC 5.668% 8/15/14	357,000	376,846
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (e)	48,000	58,763
Edison International 3.75% 9/15/17	431,000	463,638
Exelon Corp. 4.9% 6/15/15	415,000	447,286
FirstEnergy Corp.:
4.25% 3/15/23	600,000	592,352
7.375% 11/15/31	55,000	62,191
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	750,894
Hydro-Quebec 2% 6/30/16	2,500,000	2,587,118
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	490,878
3.75% 11/15/20	2,000	2,107
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,916,266
6.5% 8/1/18	273,000	336,381
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,040,000	1,048,960
Northeast Utilities:
1.45% 5/1/18	153,000	151,079
2.8% 5/1/23	693,000	670,712
Pacific Gas & Electric Co. 3.25% 9/15/21	95,000	98,557
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	133,641
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	471,147
PPL Capital Funding, Inc. 4.2% 6/15/22	700,000	729,871
Progress Energy, Inc. 4.4% 1/15/21	732,000	809,596
Tampa Electric Co.:
4.1% 6/15/42	108,000	107,871
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Tampa Electric Co.: - continued
5.4% 5/15/21	$ 238,000	$ 285,720
Wisconsin Electric Power Co. 2.95% 9/15/21	110,000	113,587
		15,539,786
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	188,000	204,226
Independent Power Producers & Energy Traders - 0.4%
Exelon Generation Co. LLC 5.35% 1/15/14	231,000	237,566
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,509,300
PSEG Power LLC 2.75% 9/15/16	148,000	153,417
		1,900,283
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	62,000	73,468
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	771,017
Dominion Resources, Inc.:
2.5836% 9/30/66 (g)	651,000	614,940
7.5% 6/30/66 (g)	567,000	629,370
National Grid PLC 6.3% 8/1/16	248,000	285,220
NiSource Finance Corp.:
3.85% 2/15/23	700,000	714,406
5.25% 9/15/17	402,000	455,333
5.4% 7/15/14	234,000	245,362
5.45% 9/15/20	43,000	49,262
6.4% 3/15/18	230,000	273,367
San Diego Gas & Electric Co. 3% 8/15/21	600,000	620,244
Sempra Energy:
2.3% 4/1/17	1,435,000	1,476,505
2.875% 10/1/22	256,000	250,121
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	454,000	493,158
		6,951,773
TOTAL UTILITIES		24,596,068
TOTAL NONCONVERTIBLE BONDS (Cost $254,095,831)		269,809,347
U.S. Government and Government Agency Obligations - 27.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 3.4%
Fannie Mae:
0.5% 9/28/15	$ 3,500,000	$ 3,507,074
0.5% 3/30/16	1,975,000	1,971,722
0.875% 12/20/17	1,142,000	1,133,760
0.875% 2/8/18	1,060,000	1,048,699
0.875% 5/21/18	2,077,000	2,046,175
1.625% 10/26/15	1,941,000	1,996,509
Freddie Mac:
0.5% 5/13/16	794,000	792,254
0.75% 1/12/18	3,200,000	3,152,861
1% 9/29/17	3,158,000	3,152,729
1.25% 5/12/17	224,000	227,054
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		19,028,837
U.S. Treasury Obligations - 23.9%
U.S. Treasury Notes:
0.75% 6/30/17	10,220,000	10,194,450
0.875% 4/30/17	25,246,000	25,348,547
0.875% 1/31/18	3,412,000	3,397,871
0.875% 7/31/19	22,403,000	21,792,160
1% 5/31/18	7,383,000	7,370,309
1.125% 4/30/20 (d)	10,546,000	10,274,114
1.375% 5/31/20	20,258,000	20,036,418
1.875% 9/30/17	9,226,000	9,615,946
2% 2/15/23	16,895,000	16,749,804
3.125% 1/31/17 (f)	8,719,000	9,487,362
TOTAL U.S. TREASURY OBLIGATIONS		134,266,981
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	867,017
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $154,758,747)		154,162,835
U.S. Government Agency - Mortgage Securities - 4.6%
	Principal Amount	Value
Fannie Mae - 2.9%
2.014% 2/1/33 (g)	$ 30,144	$ 31,299
2.039% 12/1/34 (g)	35,311	37,090
2.072% 7/1/35 (g)	17,277	18,229
2.083% 3/1/35 (g)	28,429	29,636
2.117% 10/1/33 (g)	19,750	20,805
2.138% 10/1/33 (g)	46,197	48,495
2.175% 3/1/35 (g)	5,356	5,551
2.332% 3/1/35 (g)	21,515	22,868
2.376% 12/1/33 (g)	1,146,719	1,221,629
2.387% 7/1/35 (g)	122,526	130,256
2.441% 10/1/35 (g)	30,608	31,951
2.526% 10/1/33 (g)	43,470	46,310
2.559% 6/1/36 (g)	33,356	35,799
2.605% 7/1/34 (g)	22,691	24,031
2.607% 5/1/35 (g)	85,938	92,205
2.666% 7/1/35 (g)	181,027	192,371
2.726% 11/1/36 (g)	238,421	256,374
2.898% 4/1/35 (g)	634,954	678,735
2.935% 7/1/37 (g)	60,937	64,631
3.194% 1/1/40 (g)	325,772	343,850
3.478% 3/1/40 (g)	234,058	248,008
3.5% 12/1/25 to 1/1/26	6,698,254	7,052,977
3.514% 12/1/39 (g)	100,563	105,813
3.627% 3/1/40 (g)	323,082	337,248
4% 8/1/18	315,595	335,012
4.5% 6/1/19 to 3/1/35	375,954	400,840
5.5% 11/1/34	1,860,214	2,039,245
6% 5/1/16 to 4/1/17	104,260	110,308
6.5% 12/1/13 to 8/1/36	1,195,523	1,347,054
7% 9/1/18 to 6/1/33	545,222	627,463
7.5% 8/1/17 to 3/1/28	170,043	197,890
8.5% 5/1/21 to 9/1/25	31,144	36,232
9.5% 2/1/25	951	1,047
10.5% 8/1/20	9,251	10,710
12.5% 12/1/13 to 4/1/15	2,253	2,384
TOTAL FANNIE MAE		16,184,346
Freddie Mac - 1.4%
2.156% 4/1/35 (g)	353,634	374,596
2.462% 1/1/35 (g)	60,437	63,531
3% 8/1/21	875,695	913,793
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.024% 3/1/33 (g)	$ 5,699	$ 6,068
3.287% 10/1/35 (g)	47,066	50,610
3.5% 1/1/26	404,674	428,756
3.571% 4/1/40 (g)	230,111	240,219
3.6% 2/1/40 (g)	390,552	407,529
3.6% 4/1/40 (g)	190,267	199,768
4.5% 8/1/18	641,873	678,134
5% 3/1/19	1,088,440	1,153,308
5.5% 3/1/34 to 7/1/35	3,091,554	3,356,464
8.5% 9/1/24 to 8/1/27	38,205	45,673
TOTAL FREDDIE MAC		7,918,449
Ginnie Mae - 0.3%
4% 10/15/24 to 6/15/25	1,523,080	1,635,982
7% 7/15/28 to 11/15/28	123,738	142,823
7.5% 2/15/28 to 10/15/28	3,973	4,672
8% 6/15/24	141	164
8.5% 10/15/21	32,335	37,307
11% 7/20/19 to 8/20/19	2,235	2,504
TOTAL GINNIE MAE		1,823,452
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $25,333,873)		25,926,247
Asset-Backed Securities - 6.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6633% 4/25/35 (g)	58,199	51,743
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8433% 3/25/34 (g)	47,391	47,930
Series 2005-HE2 Class M2, 0.8683% 4/25/35 (g)	3,701	3,677
Ally Auto Receivables Trust:
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	242,347
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,107,452
Series 2012-SN1 Class A3, 0.57% 8/20/15	860,000	860,121
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,282,367
Series 2011-3 Class A2, 1.81% 5/15/16	1,240,000	1,254,546
Series 2011-5 Class A1, 0.8492% 6/15/15 (g)	1,240,000	1,240,176
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,274,141
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2012-2 Class A, 0.6992% 3/15/16 (g)	$ 700,000	$ 700,258
Series 2012-3 Class A2, 1.21% 6/15/17	1,250,000	1,262,849
Series 2012-5 Class A, 1.54% 9/15/19	1,500,000	1,494,939
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	136,676	136,715
Series 2011-1 Class A3, 1.39% 9/8/15	194,267	194,618
Series 2011-2 Class A3, 1.61% 10/8/15	512,482	513,775
Series 2011-3 Class A3, 1.17% 1/8/16	282,236	282,859
Series 2011-4 Class AS, 0.92% 3/9/15	92,660	92,679
Series 2011-5 Class A2, 1.19% 8/8/15	77,879	77,983
Series 2012-2 Class A3, 1.05% 10/11/16	380,000	382,259
Series 2012-5 Class A3, 0.62% 6/8/17	920,000	919,323
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2433% 12/25/33 (g)	7,741	7,287
Series 2004-R2 Class M3, 1.0183% 4/25/34 (g)	11,067	9,338
Series 2005-R2 Class M1, 0.6433% 4/25/35 (g)	155,256	152,099
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (g)	4,092	3,794
Series 2004-W11 Class M2, 1.2433% 11/25/34 (g)	63,962	59,781
Series 2004-W7 Class M1, 1.0183% 5/25/34 (g)	185,706	177,681
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (g)	143,231	53,166
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0183% 4/25/34 (g)	186,572	175,487
Series 2006-HE2 Class M1, 0.5633% 3/25/36 (g)	4,774	52
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3183% 2/25/35 (g)	427,000	335,251
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5987% 9/15/17 (e)(g)	1,900,000	1,904,950
Capital Trust Ltd. Series 2004-1:
Class B, 0.9482% 7/20/39 (e)(g)	25,091	20,073
Class C, 1.2982% 7/20/39 (e)(g)	38,684	1,934
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (g)	205,465	129,609
Chase Issuance Trust Series 2012-A8 Class A8, 0.54% 10/16/17	2,500,000	2,492,894
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3133% 2/25/27 (g)	2,589	2,588
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4502% 3/25/32 (MGIC Investment Corp. Insured) (g)	9,741	6,793
Series 2004-3 Class M4, 1.6483% 4/25/34 (g)	18,137	13,459
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4 Class M2, 0.9883% 6/25/34 (g)	$ 50,135	$ 45,741
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	1,410,000	1,416,590
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (e)	691,698	695,309
Fannie Mae Series 2004-T5 Class AB3, 1.0337% 5/28/35 (g)	4,436	4,219
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3683% 8/25/34 (g)	33,155	26,310
Ford Credit Auto Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	400,000	400,909
Ford Credit Auto Owner Trust Series 2011-B Class A4, 1.35% 12/15/16	510,000	515,753
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	641,985
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,339,737
Series 2012-4 Class A1, 0.74% 9/15/16	1,470,000	1,473,550
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,315,901
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9283% 1/25/35 (g)	81,136	68,832
Class M4, 1.2133% 1/25/35 (g)	41,438	4,855
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (e)(g)	335,000	234,500
GE Business Loan Trust:
Series 2003-1 Class A, 0.6292% 4/15/31 (e)(g)	12,193	11,685
Series 2006-2A:
Class A, 0.3792% 11/15/34 (e)(g)	178,531	165,147
Class B, 0.4792% 11/15/34 (e)(g)	64,777	55,299
Class C, 0.5792% 11/15/34 (e)(g)	106,908	77,633
Class D, 0.9492% 11/15/34 (e)(g)	40,551	27,457
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	1,190,000	1,198,687
Series 2012-5 Class A, 0.97% 6/15/18	1,560,000	1,568,970
GSAMP Trust Series 2004-AR1 Class B4, 4.0669% 6/25/34 (c)(e)	54,683	5,288
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7433% 9/25/46 (e)(g)	151,138	150,383
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5133% 8/25/33 (g)	43,440	40,745
Series 2003-3 Class M1, 1.4833% 8/25/33 (g)	52,911	49,922
Series 2003-5 Class A2, 0.8933% 12/25/33 (g)	2,817	2,518
Honda Auto Receivables Owner Trust Series 2011-2 Class A4, 1.55% 8/18/17	820,000	830,051
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (g)	$ 141,116	$ 75,753
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	263,719
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4933% 7/25/36 (g)	25,000	381
Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (g)	176,698	170,099
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (g)	35,557	34,746
Series 2006-A Class 2C, 1.4331% 3/27/42 (g)	392,000	19,127
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (g)	68,776	904
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (e)	1,600,000	1,602,924
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9433% 7/25/34 (g)	18,891	15,555
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1683% 7/25/34 (g)	61,301	51,190
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (g)	90,176	78,643
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (g)	271,409	251,230
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (g)	4,895	4,823
Series 2004-NC8 Class M6, 2.0683% 9/25/34 (g)	75,694	52,236
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (g)	45,571	42,705
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (g)	47,458	1,984
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7033% 9/25/35 (g)	162,650	142,055
Ocala Funding LLC:
Series 2005-1A Class A, 1.6982% 3/20/10 (b)(e)(g)	64,000	0
Series 2006-1A Class A, 1.5982% 3/20/11 (b)(e)(g)	134,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (g)	60,741	52,689
Class M4, 1.6433% 9/25/34 (g)	77,891	27,185
Series 2005-WCH1 Class M4, 1.0233% 1/25/36 (g)	126,217	106,330
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (g)	582	557
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	126,655	126,838
Series 2012-1 Class A2, 1.25% 4/15/15	195,456	195,840
Series 2012-3 Class A3, 1.08% 4/15/16	420,000	421,774
Series 2012-4 Class A3, 1.04% 8/15/16	500,000	502,402
Asset-Backed Securities - continued
	Principal Amount	Value
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9883% 3/25/35 (g)	$ 129,658	$ 120,112
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (g)	137,483	100,704
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9183% 9/25/34 (g)	6,496	4,752
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	43,604	44,017
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (g)	2,472	2,335
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8404% 4/6/42 (e)(g)	315,024	9,451
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0756% 10/25/44 (e)(g)	203,978	186,640
TOTAL ASSET-BACKED SECURITIES (Cost $35,865,682)		37,046,669
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 1.1%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4741% 11/19/47 (e)(g)	45,744	45,840
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4542% 8/28/47 (e)(g)	217,322	216,302
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (e)	106,186	106,617
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2982% 12/20/54 (g)	25,291	22,610
Series 2006-1A:
Class A5, 0.3382% 12/20/54 (e)(g)	1,178,769	1,156,255
Class C2, 1.3982% 12/20/54 (e)(g)	578,000	516,732
Series 2006-2 Class C1, 1.1382% 12/20/54 (g)	463,000	413,922
Series 2006-3 Class C2, 1.1982% 12/20/54 (g)	128,000	114,432
Series 2006-4:
Class B1, 0.3782% 12/20/54 (g)	521,000	492,606
Class C1, 0.9582% 12/20/54 (g)	319,000	285,186
Class M1, 0.5382% 12/20/54 (g)	137,000	125,424
Series 2007-1:
Class 1C1, 0.7982% 12/20/54 (g)	258,000	230,652
Class 1M1, 0.4982% 12/20/54 (g)	172,000	157,466
Class 2C1, 1.0582% 12/20/54 (g)	117,000	104,598
Class 2M1, 0.6982% 12/20/54 (g)	222,000	203,241
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 1.0582% 12/17/54 (g)	$ 308,000	$ 275,352
Granite Mortgages Series 2003-2 Class 1A3, 0.7761% 7/20/43 (g)	237,653	235,276
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7261% 1/20/44 (g)	36,767	36,199
Series 2004-1 Class 2A1, 0.6001% 3/20/44 (g)	1,083,247	1,070,790
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (g)	54,371	41,638
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (g)	112,169	98,854
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (e)(g)	98,963	90,474
Class B6, 3.0492% 7/10/35 (e)(g)	164,634	149,109
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (e)(g)	8,186	8,036
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	3,564	3,388
TOTAL PRIVATE SPONSOR		6,200,999
U.S. Government Agency - 2.3%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	864,549	925,842
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	26,736	28,393
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	88,843	93,527
Series 2004-86 Class KC, 4.5% 5/25/19	42,607	43,479
Series 2010-123 Class DL, 3.5% 11/25/25	274,279	285,712
Series 2010-143 Class B, 3.5% 12/25/25	427,330	448,518
Series 2013-16 Class GP, 3% 3/25/33	3,000,000	3,177,297
Series 2013-40 Class PV, 2% 1/25/26	915,651	932,107
Freddie Mac:
floater Series 3346 Class FA, 0.4292% 2/15/19 (g)	368,716	369,256
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	95,113	101,090
Series 2363 Class PF, 6% 9/15/16	114,460	120,889
Series 3820 Class DA, 4% 11/15/35	478,097	516,982
Series 4176 Class BA, 3% 2/15/33	621,855	651,916
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3777 Class AC, 3.5% 12/15/25	$ 1,009,730	$ 1,072,976
Series 3949 Class MK, 4.5% 10/15/34	340,000	375,998
Series 4181 Class LA, 3% 3/15/37	853,345	894,451
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2012-149 Class MF, 0.4482% 12/20/42 (g)	1,703,278	1,702,452
Series 2012-97 Class JF, 0.4497% 8/16/42 (g)	769,200	773,119
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	271,525	277,381
TOTAL U.S. GOVERNMENT AGENCY		12,791,385
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,297,795)		18,992,384
Commercial Mortgage Securities - 6.2%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (e)	863,007	906,250
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4397% 2/14/43 (g)(i)	89,014	2,760
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	169,490	170,336
Series 2006-2 Class AAB, 5.9009% 5/10/45 (g)	133,827	139,452
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	445,741
Series 2007-4 Class A3, 6.0025% 2/10/51 (g)	134,728	140,446
Series 2006-6 Class E, 5.619% 10/10/45 (e)	125,000	15,584
Series 2007-3 Class A3, 5.7963% 6/10/49 (g)	361,000	363,041
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3492% 8/15/29 (e)(g)	1,080,000	1,085,268
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0433% 12/25/33 (e)(g)	5,877	4,319
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (e)(g)	128,958	109,476
Class B1, 1.5933% 1/25/36 (e)(g)	11,144	2,364
Class M1, 0.6433% 1/25/36 (e)(g)	41,599	23,170
Class M2, 0.6633% 1/25/36 (e)(g)	12,480	6,551
Class M3, 0.6933% 1/25/36 (e)(g)	18,226	9,375
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M4, 0.8033% 1/25/36 (e)(g)	$ 10,080	$ 4,885
Class M5, 0.8433% 1/25/36 (e)(g)	10,080	3,558
Class M6, 0.8933% 1/25/36 (e)(g)	10,706	3,212
Series 2006-3A:
Class M4, 0.6233% 10/25/36 (e)(g)	15,357	2,326
Class M5, 0.6733% 10/25/36 (e)(g)	6,898	367
Series 2006-4A Class M6, 0.7133% 12/25/36 (e)(g)	6,075	134
Series 2007-1 Class A2, 0.4633% 3/25/37 (e)(g)	87,889	55,916
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (e)(g)	84,704	63,678
Class A2, 0.5133% 7/25/37 (e)(g)	79,191	40,953
Class M1, 0.5633% 7/25/37 (e)(g)	27,808	7,645
Class M2, 0.6033% 7/25/37 (e)(g)	15,024	2,564
Class M3, 0.6833% 7/25/37 (e)(g)	15,155	1,525
Class M4, 0.8433% 7/25/37 (e)(g)	30,891	1,409
Class M5, 0.9433% 7/25/37 (e)(g)	27,216	1,049
Class M6, 1.1933% 7/25/37 (e)(g)	1,663	3
Series 2007-3:
Class A2, 0.4833% 7/25/37 (e)(g)	78,370	46,789
Class B1, 1.1433% 7/25/37 (e)(g)	11,770	900
Class M1, 0.5033% 7/25/37 (e)(g)	17,385	6,386
Class M2, 0.5333% 7/25/37 (e)(g)	18,652	5,431
Class M3, 0.5633% 7/25/37 (e)(g)	28,774	6,635
Class M4, 0.6933% 7/25/37 (e)(g)	45,528	9,231
Class M5, 0.7933% 7/25/37 (e)(g)	23,666	3,406
Class M6, 0.9933% 7/25/37 (e)(g)	17,927	2,178
Series 2007-4A:
Class M1, 1.1433% 9/25/37 (e)(g)	32,932	3,062
Class M2, 1.2433% 9/25/37 (e)(g)	32,932	2,534
Class M4, 1.7933% 9/25/37 (e)(g)	83,041	4,056
Class M5, 1.9433% 9/25/37 (e)(g)	1,515	48
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(g)(i)	828,688	69,025
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4492% 3/15/22 (e)(g)	76,569	72,734
Class E, 0.4992% 3/15/22 (e)(g)	394,020	366,406
Class F, 0.5492% 3/15/22 (e)(g)	241,475	219,722
Class G, 0.5992% 3/15/22 (e)(g)	62,931	56,003
Class H, 0.7492% 3/15/22 (e)(g)	76,569	66,609
Class J, 0.8992% 3/15/22 (e)(g)	76,569	64,694
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW12 Class A1A, 5.9028% 9/11/38 (g)	$ 716,572	$ 802,671
Series 2006-PW14 Class X2, 0.8641% 12/11/38 (e)(g)(i)	2,038,198	7,471
Series 2006-T24 Class X2, 0.6225% 10/12/41 (e)(g)(i)	367,020	673
Series 2007-PW18 Class X2, 0.4757% 6/11/50 (e)(g)(i)	13,976,215	106,303
Series 2007-T28 Class X2, 0.3236% 9/11/42 (e)(g)(i)	7,618,124	30,602
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (e)(g)	70,033	66,154
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	254,000	262,004
Class XCL, 1.5785% 5/15/35 (e)(g)(i)	676,653	10,766
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	443,232	441,163
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	210,000	216,061
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.985% 5/15/46 (g)	216,000	227,942
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	65,660
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	241,000	180,663
COMM Mortgage Trust Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,177,223
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0492% 4/15/17 (e)(g)	14,447	12,762
Series 2005-FL11:
Class C, 0.4992% 11/15/17 (e)(g)	132,785	126,059
Class D, 0.5392% 11/15/17 (e)(g)	6,961	6,469
Class E, 0.5892% 11/15/17 (e)(g)	24,362	22,397
Class F, 0.6492% 11/15/17 (e)(g)	17,061	15,514
Class G, 0.6992% 11/15/17 (e)(g)	11,826	10,517
Series 2006-FL12 Class AJ, 0.3292% 12/15/20 (e)(g)	308,000	295,163
sequential payer Series 2006-C8:
Class A3, 5.31% 12/10/46	615,000	625,872
Class A4, 5.306% 12/10/46	790,000	882,659
Series 2006-C8 Class XP, 0.6611% 12/10/46 (g)(i)	1,954,241	4,868
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	$ 2,720,000	$ 2,807,478
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	432,000	486,629
Series 2007-C3 Class A4, 5.8694% 6/15/39 (g)	90,210	101,550
Series 2006-C5 Class ASP, 0.8656% 12/15/39 (g)(i)	1,217,736	4,601
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5492% 4/15/22 (e)(g)	771,000	686,959
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	87,273	88,296
Series 2001-CK6 Class AX, 1.3925% 8/15/36 (g)(i)	45,608	44
Series 2001-CKN5 Class AX, 1.6699% 9/15/34 (e)(g)(i)	70,463	38
Series 2003-C4 Class A4, 5.137% 8/15/36	81,993	81,932
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3492% 2/15/22 (e)(g)	82,000	80,843
Class C:
0.3692% 2/15/22 (e)(g)	212,546	209,040
0.4692% 2/15/22 (e)(g)	75,912	73,570
Class F, 0.5192% 2/15/22 (e)(g)	151,805	146,047
Series 2007-C1:
Class ASP, 0.5729% 2/15/40 (g)(i)	2,662,153	8,351
Class B, 5.487% 2/15/40 (e)(g)	330,000	46,549
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9982% 12/5/31 (e)(g)	480,000	480,268
Class A2FL, 0.8982% 12/5/31 (e)(g)	630,000	630,533
Freddie Mac:
Multi-family pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	1,292,176	1,319,400
Series K707 Class A1, 1.615% 9/25/18	809,266	824,586
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,276,404
Series 2001-1 Class X1, 2.2683% 5/15/33 (e)(g)(i)	99,197	1,413
Series 2007-C1 Class XP, 0.3409% 12/10/49 (g)(i)	2,549,315	4,836
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.5981% 5/10/40 (g)	100,151	100,320
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (e)(g)	$ 81,000	$ 78,737
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,227,105
Series 2007-GG11 Class A1, 0.395% 12/10/49 (e)(g)(i)	3,327,590	14,229
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (e)(g)	332,291	333,351
Class A2, 1.2601% 3/6/20 (e)(g)	260,000	260,860
Class C, 2.0056% 3/6/20 (e)(g)	806,000	808,686
Class D, 2.2018% 3/6/20 (e)(g)	467,000	468,601
Class F, 2.6334% 3/6/20 (e)(g)	19,000	19,077
Class G, 2.7903% 3/6/20 (e)(g)	10,000	10,041
Class H, 3.3004% 3/6/20 (e)(g)	7,000	7,031
Class J, 4.0852% 3/6/20 (e)(g)	11,000	11,054
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (e)	150,000	152,923
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	74,281	75,257
Series 2007-GG10 Class A2, 5.778% 8/10/45	46,558	47,182
Series 2012-GC6 Class A1, 1.282% 1/10/45	173,174	174,438
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (e)(g)	169,405	169,420
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	204,750	207,164
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3692% 11/15/18 (e)(g)	120,588	117,252
Class C, 0.4092% 11/15/18 (e)(g)	85,914	83,072
Class D, 0.4292% 11/15/18 (e)(g)	23,207	21,975
Class E, 0.4792% 11/15/18 (e)(g)	33,910	32,059
Class F, 0.5292% 11/15/18 (e)(g)	50,668	47,776
Class G, 0.5592% 11/15/18 (e)(g)	44,044	41,420
Class H, 0.6992% 11/15/18 (e)(g)	33,918	31,558
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	54,781	57,263
Series 2007-LD11:
Class A2, 5.9874% 6/15/49 (g)	283,857	292,071
Class A4, 6.0024% 6/15/49 (g)	29,781	33,938
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	$ 527,808	$ 531,828
Class A3, 5.42% 1/15/49	594,000	669,528
Series 2006-CB17 Class A3, 5.45% 12/12/43	38,018	37,987
Series 2007-CB19:
Class B, 5.9096% 2/12/49 (g)	18,000	7,110
Class C, 5.9096% 2/12/49 (g)	48,000	8,727
Class D, 5.9096% 2/12/49 (g)	51,000	5,349
Series 2007-LDP10 Class ES, 5.7044% 1/15/49 (e)(g)	112,000	908
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	582	582
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	117,554
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	31,629
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	115,735
Series 2006-C6 Class XCP, 0.862% 9/15/39 (g)(i)	829,285	1,801
Series 2007-C1 Class XCP, 0.623% 2/15/40 (g)(i)	294,851	940
Series 2007-C7 Class XCP, 0.4169% 9/15/45 (g)(i)	13,096,968	61,922
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4292% 9/15/21 (e)(g)	69,510	68,725
Class E, 0.4892% 9/15/21 (e)(g)	249,861	244,540
Class F, 0.5392% 9/15/21 (e)(g)	97,418	94,369
Class G, 0.5592% 9/15/21 (e)(g)	192,585	184,632
Class H, 0.5992% 9/15/21 (e)(g)	49,497	46,463
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.6% 1/12/44 (e)(g)	188,000	152,488
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3192% 12/12/49 (g)	11,299	11,279
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	128,240	133,363
Series 2007-5 Class A4, 5.378% 8/12/48	9,000	10,063
Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	580,206	594,940
Series 2006-4 Class XP, 0.8115% 12/12/49 (g)(i)	3,000,848	29,015
Series 2007-6 Class B, 5.635% 3/12/51 (g)	216,000	53,895
Series 2007-7 Class B, 5.9278% 6/12/50 (g)	19,000	1,129
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.4% 7/15/19 (e)(g)	40,774	16,819
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class A2, 0.3% 10/15/20 (e)(g)	$ 238,309	$ 237,148
Class C, 0.36% 10/15/20 (e)(g)	124,000	120,906
Class D, 0.39% 10/15/20 (e)(g)	76,067	73,408
Class E, 0.45% 10/15/20 (e)(g)	95,138	89,196
Class F, 0.5% 10/15/20 (e)(g)	57,094	52,957
Class G, 0.54% 10/15/20 (e)(g)	70,577	64,758
Class H, 0.63% 10/15/20 (e)(g)	44,426	38,542
Class J, 0.78% 10/15/20 (e)(g)	25,649	9,684
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	143,863	144,201
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	596,145	664,637
Series 2006-T23 Class A3, 5.9917% 8/12/41 (g)	110,000	109,496
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	60,878	60,837
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (e)	94,890	99,473
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	534,188
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3182% 9/15/21 (e)(g)	554,644	551,390
Class E, 0.4782% 9/15/21 (e)(g)	201,847	193,094
Class F, 0.5382% 9/15/21 (e)(g)	214,060	201,566
Class G, 0.5582% 9/15/21 (e)(g)	202,788	187,910
Class J, 0.7982% 9/15/21 (e)(g)	45,086	37,391
Series 2007-WHL8:
Class F, 0.6792% 6/15/20 (e)(g)	526,588	466,239
Class LXR1, 0.8992% 6/15/20 (e)(g)	26,291	22,873
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	573,240	584,377
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	259,917
Series 2007-C32 Class A3, 5.9236% 6/15/49 (g)	367,000	417,752
Series 2007-C33 Class A5, 6.1222% 2/15/51 (g)	143,000	165,410
Series 2005-C22 Class F, 5.5564% 12/15/44 (e)(g)	360,000	99,540
Series 2007-C30 Class XP, 0.6719% 12/15/43 (e)(g)(i)	1,748,560	6,552
Series 2007-C31 Class C, 5.8685% 4/15/47 (g)	59,000	41,613
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 499,265	$ 501,525
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,304,058
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,760,707)		35,074,027
Municipal Securities - 0.6%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,556,610
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	1,575,000	1,790,129
TOTAL MUNICIPAL SECURITIES (Cost $3,308,589)		3,346,739
Foreign Government and Government Agency Obligations - 0.9%

Brazilian Federative Republic 4.875% 1/22/21	500,000	561,250
New Brunswick Province 2.75% 6/15/18	1,300,000	1,381,788
Ontario Province 2.3% 5/10/16	2,820,000	2,944,748
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,658,117)		4,887,786
Supranational Obligations - 0.7%

International Bank for Reconstruction & Development 0.5% 4/15/16 (Cost $3,855,836)	3,859,000	3,852,976
Bank Notes - 0.1%

Fifth Third Bank 4.75% 2/1/15 (Cost $315,413)	308,000	326,787
Fixed-Income Funds - 1.0%
	Shares
Fidelity Specialized High Income Central Fund (h) (Cost $5,190,561)	51,732	5,541,997
Money Market Funds - 0.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $611,194)	611,194	$ 611,194
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $535,052,345)		559,578,988
NET OTHER ASSETS (LIABILITIES) (j) - 0.3%		1,921,867
NET ASSETS - 100%		$ 561,500,855
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 74,023	$ (56,513)	$ 0	$ (56,513)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,587,038 or 9.9% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At the period end, the value of securities pledged amounted to $114,253.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(j) Includes cash collateral of $8,951,400 received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,293
Fidelity Specialized High Income Central Fund	228,644
Total	$ 232,937
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,199,627	$ 228,644	$ -	$ 5,541,997	1.4%
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 269,809,347	$ -	$ 269,809,347	$ -
U.S. Government and Government Agency Obligations	154,162,835	-	154,162,835	-
U.S. Government Agency - Mortgage Securities	25,926,247	-	25,926,247	-
Asset-Backed Securities	37,046,669	-	36,500,768	545,901
Collateralized Mortgage Obligations	18,992,384	-	18,752,801	239,583
Commercial Mortgage Securities	35,074,027	-	35,034,335	39,692
Municipal Securities	3,346,739	-	3,346,739	-
Foreign Government and Government Agency Obligations	4,887,786	-	4,887,786	-
Supranational Obligations	3,852,976	-	3,852,976	-
Bank Notes	326,787	-	326,787	-
Fixed-Income Funds	5,541,997	5,541,997	-	-
Money Market Funds	611,194	611,194	-	-
Total Investments in Securities:	$ 559,578,988	$ 6,153,191	$ 552,600,621	$ 825,176
Derivative Instruments:
Liabilities
Swaps	$ (56,513)	$ -	$ (56,513)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $542,732,502. Net unrealized appreciation aggregated $16,846,486, of which $21,266,469 related to appreciated investment securities and $4,419,983 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2013

1.804867.109

SFI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 1.4%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 2,210,000	$ 2,210,612
1.3% 7/31/15 (d)	2,620,000	2,635,909
1.65% 4/10/15 (d)	1,310,000	1,325,926
1.875% 9/15/14 (d)	1,270,000	1,284,813
1.95% 3/28/14 (d)	3,076,000	3,101,014
2.3% 1/9/15 (d)	1,330,000	1,355,278
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	1,090,000	1,086,825
1.625% 3/22/15 (d)	2,300,000	2,327,837
		15,328,214
Media - 1.2%
COX Communications, Inc. 5.5% 10/1/15	238,000	263,194
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,621,521
NBCUniversal Media LLC:
2.875% 4/1/16	1,200,000	1,263,514
3.65% 4/30/15	2,330,000	2,461,323
News America, Inc. 5.3% 12/15/14	2,007,000	2,145,328
Thomson Reuters Corp. 0.875% 5/23/16	535,000	532,132
Time Warner, Inc. 3.15% 7/15/15	1,923,000	2,013,929
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,643,103
Walt Disney Co. 1.1% 12/1/17	976,000	967,177
		13,911,221
TOTAL CONSUMER DISCRETIONARY		29,239,435
CONSUMER STAPLES - 2.6%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,496,840
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	2,630,000	2,633,627
1.5% 7/14/14	1,611,000	1,629,965
Beam, Inc. 1.875% 5/15/17	1,366,000	1,377,268
FBG Finance Ltd. 5.125% 6/15/15 (d)	1,054,000	1,138,086
Heineken NV:
0.8% 10/1/15 (d)	1,492,000	1,489,807
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV: - continued
1.4% 10/1/17 (d)	$ 556,000	$ 549,349
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	2,660,000	2,746,772
		14,061,714
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,664,621
Walgreen Co. 1% 3/13/15	1,695,000	1,702,622
		3,367,243
Food Products - 0.6%
General Mills, Inc.:
0.875% 1/29/16	971,000	969,882
1.55% 5/16/14	1,200,000	1,211,503
Kellogg Co. 0.5051% 2/13/15 (e)	1,685,000	1,688,454
Kraft Foods Group, Inc. 1.625% 6/4/15	2,690,000	2,727,768
		6,597,607
Tobacco - 0.4%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,463,128
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,243,112
6.75% 6/15/17	1,032,000	1,222,191
		4,928,431
TOTAL CONSUMER STAPLES		28,954,995
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	1,005,000	1,014,547
Oil, Gas & Consumable Fuels - 2.0%
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,350,000	1,425,681
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,474,253
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,201,476
Enterprise Products Operating LP 1.25% 8/13/15	962,000	967,733
Gazstream SA 5.625% 7/22/13 (d)	105,224	105,593
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,806,353
Petrobras Global Finance BV 2% 5/20/16	2,000,000	1,990,400
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,344,262
3.875% 1/27/16	1,151,000	1,201,177
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66:
1.95% 3/5/15	$ 2,620,000	$ 2,669,298
2.95% 5/1/17	650,000	680,621
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,500,000	1,488,057
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,906,192
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	324,413
Total Capital International SA 0.75% 1/25/16	1,403,000	1,402,303
		21,987,812
TOTAL ENERGY		23,002,359
FINANCIALS - 25.6%
Capital Markets - 2.9%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	1,090,000	1,102,319
2.375% 1/22/18	2,200,000	2,213,160
3.7% 8/1/15	2,000,000	2,105,444
5.125% 1/15/15	5,117,000	5,437,810
HSBC Bank PLC:
1.5% 5/15/18 (d)	1,090,000	1,075,204
3.1% 5/24/16 (d)	1,210,000	1,279,639
JPMorgan Chase & Co.:
0.8928% 2/26/16 (e)	1,000,000	1,003,847
0.9371% 10/15/15 (e)	1,768,000	1,776,780
1.1% 10/15/15	1,080,000	1,080,399
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	994,483
Morgan Stanley:
1.75% 2/25/16	1,966,000	1,969,682
2.875% 1/24/14	1,200,000	1,215,681
2.875% 7/28/14	452,000	461,776
4.1% 1/26/15	554,000	579,163
4.2% 11/20/14	400,000	416,737
6% 5/13/14	2,690,000	2,816,976
State Street Corp. 4.3% 5/30/14	1,110,000	1,152,687
The Bank of New York Mellon Corp. 1.7% 11/24/14	3,150,000	3,196,362
UBS AG Stamford Branch:
1.2756% 1/28/14 (e)	924,000	929,453
2.25% 1/28/14	1,453,000	1,467,049
		32,274,651
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 10.7%
ABN AMRO Bank NV 2.0456% 1/30/14 (d)(e)	$ 1,700,000	$ 1,717,085
ANZ Banking Group Ltd.:
0.465% 5/7/15 (d)(e)	1,100,000	1,099,781
2.125% 1/10/14 (d)	1,210,000	1,222,822
Australia & New Zealand Banking Group Ltd. 0.9% 2/12/16	1,670,000	1,672,697
Bank of America NA 5.3% 3/15/17	250,000	277,478
Bank of England 0.5% 3/6/15 (d)	3,902,000	3,911,384
Bank of Nova Scotia:
1.375% 12/18/17	1,069,000	1,059,071
1.85% 1/12/15	3,131,000	3,190,094
Bank of Tokyo-Mitsubishi UFJ Ltd. 1% 2/26/16 (d)	2,200,000	2,195,926
Barclays Bank PLC 1.3171% 1/13/14 (e)	4,500,000	4,524,854
BB&T Corp. 2.05% 4/28/14	2,710,000	2,749,406
Commonwealth Bank of Australia:
1.95% 3/16/15	1,310,000	1,340,235
3.5% 3/19/15 (d)	1,300,000	1,366,161
Credit Suisse New York Branch:
1.2371% 1/14/14 (e)	1,400,000	1,407,060
2.2% 1/14/14	6,582,000	6,654,422
Danske Bank A/S 1.3271% 4/14/14 (d)(e)	1,800,000	1,808,476
Discover Bank 2% 2/21/18	2,500,000	2,484,585
Fifth Third Bancorp 3.625% 1/25/16	673,000	714,917
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,184,654
KeyBank NA:
1.65% 2/1/18	735,000	737,032
5.8% 7/1/14	4,064,000	4,283,005
Marshall & Ilsley Bank 5% 1/17/17	86,000	92,961
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	2,130,000	2,099,935
National Australia Bank Ltd.:
0.5761% 1/22/15 (d)(e)	2,000,000	2,001,690
2% 3/9/15	1,310,000	1,341,517
National Bank of Canada 1.5% 6/26/15	1,794,000	1,818,330
Nordea Bank AB:
0.875% 5/13/16 (d)	1,640,000	1,631,013
1.75% 10/4/13 (d)	1,830,000	1,838,819
PNC Bank NA 0.8% 1/28/16	3,000,000	2,995,371
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,740,865
3.625% 2/8/15	1,445,000	1,514,159
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Rabobank (Netherlands) NV:
1.85% 1/10/14	$ 3,323,000	$ 3,352,379
2.125% 10/13/15	862,000	888,105
Regions Financial Corp. 2% 5/15/18	1,100,000	1,078,173
Royal Bank of Canada:
0.6496% 3/8/16 (e)	1,500,000	1,502,873
0.8% 10/30/15	2,180,000	2,184,975
0.85% 3/8/16	1,000,000	999,209
1.45% 10/30/14	2,332,000	2,362,442
1.5% 1/16/18	2,210,000	2,205,282
Royal Bank of Scotland Group PLC 2.55% 9/18/15	3,809,000	3,912,910
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	1,970,000	1,966,251
1.9% 1/12/15 (d)	1,600,000	1,625,552
1.95% 1/14/14 (d)	2,400,000	2,419,493
SunTrust Banks, Inc.:
0.5638% 8/24/15 (e)	500,000	494,415
0.5836% 4/1/15 (e)	2,270,000	2,251,602
3.5% 1/20/17	424,000	451,670
3.6% 4/15/16	1,025,000	1,092,809
5% 9/1/15	1,059,000	1,139,212
Svenska Handelsbanken AB 0.7321% 3/21/16 (e)	1,100,000	1,103,131
The Toronto Dominion Bank:
0.4531% 5/1/15 (e)	1,500,000	1,500,300
1.375% 7/14/14	3,000,000	3,032,847
Wachovia Bank NA 0.6531% 11/3/14 (e)	1,820,000	1,823,924
Wells Fargo & Co.:
0.4756% 10/28/15 (e)	5,000,000	4,988,325
3.625% 4/15/15	2,400,000	2,528,004
Wells Fargo Bank NA 0.4841% 5/16/16 (e)	1,000,000	988,547
Westpac Banking Corp.:
0.95% 1/12/16	2,210,000	2,216,869
1.0136% 3/31/14 (d)(e)	1,300,000	1,307,151
1.125% 9/25/15	2,685,000	2,709,568
2% 8/14/17	2,250,000	2,301,239
		118,103,062
Consumer Finance - 4.5%
American Express Credit Corp.:
0.7251% 11/13/15 (e)	2,735,000	2,738,493
0.875% 11/13/15	1,090,000	1,092,390
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
2.75% 9/15/15	$ 2,530,000	$ 2,639,129
2.8% 9/19/16	970,000	1,020,889
American Honda Finance Corp.:
0.6478% 5/26/16 (d)(e)	1,500,000	1,501,533
0.7251% 5/8/14 (d)(e)	1,000,000	1,003,943
1.45% 2/27/15 (d)	1,310,000	1,325,165
Capital One Financial Corp.:
0.9131% 11/6/15 (e)	1,000,000	1,005,815
1% 11/6/15	1,090,000	1,083,420
2.125% 7/15/14	2,639,000	2,674,827
2.15% 3/23/15	1,300,000	1,325,565
7.375% 5/23/14	2,500,000	2,658,975
Caterpillar Financial Services Corp. 2.75% 6/24/15	701,000	730,470
Ford Motor Credit Co. LLC:
1.7% 5/9/16	1,100,000	1,097,526
2.75% 5/15/15	2,000,000	2,045,786
3% 6/12/17	2,950,000	3,029,069
General Electric Capital Corp.:
1% 1/8/16	1,299,000	1,300,690
1.625% 7/2/15	3,165,000	3,216,387
2.15% 1/9/15	10,668,000	10,918,986
2.25% 11/9/15	3,150,000	3,253,118
HSBC USA, Inc.:
1.625% 1/16/18	963,000	956,069
2.375% 2/13/15	2,353,000	2,415,272
Hyundai Capital America 1.625% 10/2/15 (d)	851,000	857,035
		49,890,552
Diversified Financial Services - 4.9%
ABB Finance (USA), Inc. 1.625% 5/8/17	511,000	513,085
Bank of America Corp.:
1.25% 1/11/16	2,200,000	2,195,006
1.5% 10/9/15	1,000,000	1,005,892
1.8281% 7/11/14 (e)	2,780,000	2,815,242
3.7% 9/1/15	3,960,000	4,165,033
BP Capital Markets PLC:
0.8806% 3/11/14 (e)	2,210,000	2,219,205
1.375% 5/10/18	1,090,000	1,070,869
1.7% 12/5/14	1,320,000	1,342,366
2.248% 11/1/16	1,320,000	1,366,064
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
1.2136% 4/1/14 (e)	$ 500,000	$ 502,264
1.25% 1/15/16	4,049,000	4,043,906
1.3% 4/1/16	1,650,000	1,647,304
1.7271% 1/13/14 (e)	3,558,000	3,581,732
2.65% 3/2/15	3,350,000	3,440,239
3.953% 6/15/16	2,000,000	2,146,590
5.125% 5/5/14	1,022,000	1,062,331
6.375% 8/12/14	2,900,000	3,083,141
Export Development Canada 1.5% 5/15/14	800,000	809,168
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,104,033
3.7% 1/20/15	7,280,000	7,611,182
MassMutual Global Funding II 0.6571% 1/14/14 (d)(e)	4,242,000	4,252,338
MetLife Institutional Funding II 0.6504% 1/6/15 (d)(e)	1,000,000	1,001,929
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (e)	270,000	277,425
TECO Finance, Inc. 4% 3/15/16	400,000	428,809
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,858,522
		54,543,675
Insurance - 2.1%
AEGON NV 4.625% 12/1/15	1,480,000	1,602,257
American International Group, Inc.:
3% 3/20/15	2,050,000	2,123,572
3.8% 3/22/17	818,000	874,723
4.25% 9/15/14	2,270,000	2,367,140
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,344,367
Berkshire Hathaway, Inc.:
0.9751% 8/15/14 (e)	1,400,000	1,411,222
1.55% 2/9/18	1,110,000	1,112,591
MetLife, Inc. 1.756% 12/15/17 (c)	465,000	468,610
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	2,559,000	2,537,794
2% 1/9/15 (d)	4,359,000	4,433,748
2.5% 9/29/15 (d)	1,000,000	1,037,438
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,207,569
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Principal Life Global Funding II:
0.6428% 5/27/16 (d)(e)	$ 1,000,000	$ 1,000,000
0.9044% 7/9/14 (d)(e)	2,000,000	2,010,766
		23,531,797
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 9.625% 3/15/16	330,000	399,151
Equity One, Inc. 5.375% 10/15/15	144,000	156,378
Health Care REIT, Inc. 2.25% 3/15/18	341,000	343,793
		899,322
Real Estate Management & Development - 0.4%
Mack-Cali Realty LP 2.5% 12/15/17	770,000	775,410
Simon Property Group LP 4.2% 2/1/15	484,000	507,695
Tanger Properties LP 6.15% 11/15/15	1,669,000	1,878,461
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	696,000	694,494
		3,856,060
TOTAL FINANCIALS		283,099,119
HEALTH CARE - 1.1%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,322,781
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	135,000	134,089
Express Scripts Holding Co. 2.1% 2/12/15	1,970,000	2,011,327
McKesson Corp. 0.95% 12/4/15	213,000	213,557
WellPoint, Inc.:
1.25% 9/10/15	357,000	359,280
1.875% 1/15/18	647,000	647,755
		3,366,008
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15 (d)	1,100,000	1,104,612
1.75% 11/6/17 (d)	1,865,000	1,860,416
Sanofi SA:
1.2% 9/30/14	920,000	929,457
2.625% 3/29/16	1,263,000	1,325,906
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,222,007
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16 (d)	$ 978,000	$ 980,577
1.875% 2/1/18 (d)	174,000	174,362
		7,597,337
TOTAL HEALTH CARE		12,286,126
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	1,500,000	1,558,248
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (g)	662,504	649,254
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	1,143,000	1,145,808
TOTAL INDUSTRIALS		3,353,310
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.4%
Apple, Inc. 0.45% 5/3/16	2,200,000	2,185,502
Hewlett-Packard Co.:
1.25% 9/13/13	1,216,000	1,217,400
2.625% 12/9/14	1,330,000	1,361,040
		4,763,942
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	678,000	685,311
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	1,621,000	1,673,976
The Western Union Co. 2.375% 12/10/15	490,000	497,208
		2,171,184
Office Electronics - 0.5%
Xerox Corp. 1.0941% 5/16/14 (e)	5,738,000	5,730,822
TOTAL INFORMATION TECHNOLOGY		13,351,259
MATERIALS - 0.6%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	594,000	585,849
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	$ 2,400,000	$ 2,409,398
BHP Billiton Financial (U.S.A.) Ltd. 1.125% 11/21/14	1,970,000	1,988,075
Rio Tinto Finance (U.S.A.) Ltd. 8.95% 5/1/14	1,413,000	1,516,524
		5,913,997
TOTAL MATERIALS		6,499,846
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
1.4% 12/1/17	1,100,000	1,092,493
2.5% 8/15/15	2,320,000	2,403,859
2.95% 5/15/16	1,200,000	1,264,892
British Telecommunications PLC 2% 6/22/15	3,350,000	3,430,497
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,177,000
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	1,209,000	1,275,085
Qwest Corp. 3.5301% 6/15/13 (e)	3,110,000	3,111,415
Verizon Communications, Inc. 2% 11/1/16	2,727,000	2,799,664
		16,554,905
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV 2.375% 9/8/16	1,532,000	1,573,519
Verizon Wireless Capital LLC 5.55% 2/1/14	2,380,000	2,453,582
Vodafone Group PLC 0.9% 2/19/16	2,500,000	2,489,418
		6,516,519
TOTAL TELECOMMUNICATION SERVICES		23,071,424
UTILITIES - 3.8%
Electric Utilities - 2.6%
American Electric Power Co., Inc. 1.65% 12/15/17	1,534,000	1,525,491
Appalachian Power Co. 0.6491% 8/16/13 (e)	2,520,000	2,521,371
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,456,126
Duke Energy Corp. 3.95% 9/15/14	1,441,000	1,499,630
Entergy Louisiana LLC 1.875% 12/15/14	748,000	761,976
FirstEnergy Corp. 2.75% 3/15/18	921,000	923,107
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,391,879
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	2,234,000	2,253,246
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,774,745
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities:
1.0301% 9/20/13 (e)	$ 3,490,000	$ 3,494,799
1.45% 5/1/18	291,000	287,346
Pacific Gas & Electric Co.:
5.625% 11/30/17	1,774,000	2,091,344
6.25% 12/1/13	1,278,000	1,313,260
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,134,472
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,595,506
Xcel Energy, Inc. 0.75% 5/9/16	2,200,000	2,190,547
		29,214,845
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	843,865
1.95% 8/15/16	848,000	870,047
2.25% 9/1/15	1,300,000	1,340,446
2.5836% 9/30/66 (e)	1,336,000	1,261,996
DTE Energy Co. 0.9871% 6/3/13 (e)	3,081,000	3,081,000
NiSource Finance Corp. 5.4% 7/15/14	1,000,000	1,048,555
PG&E Corp. 5.75% 4/1/14	590,000	614,204
Sempra Energy:
1.0401% 3/15/14 (e)	1,515,000	1,521,015
2% 3/15/14	2,435,000	2,459,406
		13,040,534
TOTAL UTILITIES		42,255,379
TOTAL NONCONVERTIBLE BONDS (Cost $458,770,251)		465,113,252
U.S. Government and Government Agency Obligations - 25.7%

U.S. Government Agency Obligations - 6.4%
Fannie Mae:
0.5% 5/27/15	5,072,000	5,086,166
0.5% 7/2/15	13,181,000	13,215,442
0.5% 9/28/15	22,889,000	22,935,259
0.5% 3/30/16	15,892,000	15,865,619
0.875% 12/20/17	985,000	977,893
0.875% 2/8/18	915,000	905,245
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
0.875% 5/21/18	$ 248,000	$ 244,319
1.625% 10/26/15	5,050,000	5,194,420
Freddie Mac:
0.5% 5/13/16	1,481,000	1,477,743
1% 9/29/17	2,727,000	2,722,449
1.25% 5/12/17	417,000	422,686
1.75% 9/10/15	1,397,000	1,439,740
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		70,486,981
U.S. Treasury Obligations - 19.1%
U.S. Treasury Notes:
0.25% 7/15/15	22,805,000	22,765,798
0.25% 9/15/15	55,000,000	54,862,500
0.375% 1/15/16	69,000,000	68,908,359
0.875% 11/30/16	20,000,000	20,150,000
1.375% 11/30/15	32,008,000	32,778,176
1.75% 7/31/15	12,067,000	12,432,775
TOTAL U.S. TREASURY OBLIGATIONS		211,897,608
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,734,034
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $284,135,682)		284,118,623
U.S. Government Agency - Mortgage Securities - 3.9%

Fannie Mae - 2.3%
2.083% 3/1/35 (e)	38,074	39,691
2.138% 10/1/33 (e)	53,897	56,577
2.332% 3/1/35 (e)	25,886	27,515
2.343% 5/1/35 (e)	471,802	500,755
2.376% 12/1/33 (e)	286,385	305,093
2.387% 7/1/35 (e)	1,569,804	1,668,835
2.423% 11/1/36 (e)	82,958	88,499
2.429% 12/1/34 (e)	268,793	286,762
2.441% 10/1/35 (e)	36,541	38,144
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.475% 5/1/33 (e)	$ 9,583	$ 10,075
2.526% 10/1/33 (e)	76,072	81,043
2.539% 10/1/41 (e)	857,496	889,244
2.608% 7/1/35 (e)	468,110	497,788
2.642% 10/1/35 (e)	580,847	617,415
2.662% 2/1/35 (e)	535,174	568,053
2.666% 7/1/35 (e)	169,151	179,751
2.671% 11/1/34 (e)	247,900	264,204
2.687% 9/1/41 (e)	1,044,198	1,087,475
2.726% 11/1/36 (e)	606,559	652,233
2.739% 8/1/41 (e)	1,313,968	1,371,257
2.812% 8/1/35 (e)	347,424	371,973
2.898% 4/1/35 (e)	162,645	173,860
3.003% 8/1/41 (e)	298,876	309,534
3.194% 1/1/40 (e)	627,412	662,229
3.229% 10/1/35 (e)	106,185	113,935
3.478% 3/1/40 (e)	458,677	486,015
3.5% 1/1/26 to 5/1/27	5,516,602	5,845,274
3.514% 12/1/39 (e)	178,779	188,113
3.627% 3/1/40 (e)	625,971	653,418
4.5% 6/1/19 to 7/1/20	583,453	621,747
5.5% 11/1/17 to 11/1/34	5,539,949	6,041,478
6.5% 9/1/13 to 6/1/16	118,095	121,111
7% 1/1/16 to 11/1/18	35,803	38,132
7.5% 10/1/14	3,585	3,716
TOTAL FANNIE MAE		24,860,944
Freddie Mac - 1.3%
2.462% 1/1/35 (e)	76,644	80,569
2.634% 4/1/35 (e)	628,712	672,846
2.663% 11/1/35 (e)	362,182	383,355
2.727% 6/1/37 (e)	369,610	397,441
2.856% 8/1/36 (e)	179,861	193,299
2.976% 8/1/41 (e)	686,863	716,819
2.985% 8/1/34 (e)	101,908	109,461
3% 8/1/21	1,809,578	1,888,306
3.104% 9/1/41 (e)	373,391	388,384
3.5% 1/1/26	693,726	735,010
3.571% 4/1/40 (e)	449,264	469,000
3.6% 4/1/40 (e)	369,965	388,438
4% 6/1/24 to 4/1/26	5,834,436	6,197,440
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.5% 8/1/18 to 11/1/18	$ 1,878,389	$ 1,984,505
8.5% 5/1/26 to 7/1/28	61,856	73,441
12% 11/1/19	727	756
TOTAL FREDDIE MAC		14,679,070
Ginnie Mae - 0.3%
4% 6/15/24 to 3/15/26	2,885,275	3,099,152
7% 1/15/25 to 6/15/32	281,476	325,476
TOTAL GINNIE MAE		3,424,628
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $42,246,475)		42,964,642
Asset-Backed Securities - 14.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	374,183	372,499
Series 2005-1 Class M1, 0.6633% 4/25/35 (e)	86,383	76,801
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8683% 4/25/35 (e)	4,120	4,094
Ally Auto Receivables Trust:
Series 2012-SN1 Class A3, 0.57% 8/20/15	1,130,000	1,130,159
Series 2013-SN1 Class A3, 0.72% 5/20/16	1,650,000	1,649,918
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,413,250
Series 2011-3 Class A2, 1.81% 5/15/16	3,460,000	3,500,589
Series 2011-5 Class A1, 0.8492% 6/15/15 (e)	2,720,000	2,720,386
Series 2012-1 Class A2, 1.44% 2/15/17	2,630,000	2,659,516
Series 2012-2 Class A, 0.6992% 3/15/16 (e)	1,300,000	1,300,478
Series 2012-3 Class A2, 1.21% 6/15/17	2,630,000	2,657,034
Series 2013-1 Class A2, 1% 2/15/18	2,500,000	2,496,160
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	6,180,000	6,184,159
Series 2012-5 Class A, 0.59% 5/15/18	2,730,000	2,725,437
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	237,219	237,287
Series 2011-1 Class A3, 1.39% 9/8/15	366,948	367,612
Series 2011-2 Class A3, 1.61% 10/8/15	1,013,701	1,016,258
Series 2011-3 Class A3, 1.17% 1/8/16	555,920	557,146
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Auto Receivables Trust: - continued
Series 2011-4 Class AS, 0.92% 3/9/15	$ 189,392	$ 189,431
Series 2011-5 Class A2, 1.19% 8/8/15	166,141	166,364
Series 2012-1 Class A2, 0.91% 10/8/15	412,310	412,991
Series 2012-2 Class A3, 1.05% 10/11/16	810,000	814,815
Series 2012-5 Class A3, 0.62% 6/8/17	1,610,000	1,608,815
Series 2013-1:
Class A2, 0.49% 6/8/16	760,000	759,795
Class A3, 0.61% 10/10/17	2,240,000	2,236,278
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 1.0183% 4/25/34 (e)	12,321	10,397
Series 2005-R2 Class M1, 0.6433% 4/25/35 (e)	230,700	226,009
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (e)	82,560	76,554
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (e)	159,473	59,195
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	1,830,000	1,835,953
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5987% 9/15/17 (d)(e)	2,000,000	2,005,211
BMW Vehicle Lease Trust Series 2012-1 Class A3, 0.75% 2/20/15	1,410,000	1,413,103
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	882,568	884,701
Capital One Multi-Asset Execution Trust Series 2013-A1 Class A1, 0.63% 11/15/18	6,250,000	6,228,639
Capital Trust Ltd. Series 2004-1:
Class B, 0.9482% 7/20/39 (d)(e)	311,641	249,312
Class C, 1.2982% 7/20/39 (d)(e)	478,070	23,904
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (e)	228,766	144,308
Chase Issuance Trust:
Series 2012-A Class A1, 0.2992% 5/16/16 (e)	2,000,000	2,000,153
Series 2012-A8 Class A8, 0.54% 10/16/17	5,000,000	4,985,789
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (d)	461,292	461,691
Class A3, 1.1% 8/22/16 (d)	1,800,000	1,804,489
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1, 0.55% 10/10/17	2,990,000	2,982,131
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4502% 3/25/32 (MGIC Investment Corp. Insured) (e)	8,622	6,013
Series 2004-2 Class 3A4, 0.6933% 7/25/34 (e)	62,430	58,458
Series 2004-3 Class M4, 1.6483% 4/25/34 (e)	20,061	14,887
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4 Class M2, 0.9883% 6/25/34 (e)	$ 74,616	$ 68,077
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,933,648
Series 2012-A2 Class A2, 0.3492% 10/17/16 (e)	3,000,000	3,000,523
Series 2012-A3 Class A3, 0.86% 11/15/17	5,410,000	5,436,908
Series 2013-A2 Class A2, 0.69% 8/15/18	5,580,000	5,566,035
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	1,489,810	1,497,588
Fannie Mae Series 2004-T5:
Class AB1, 0.7277% 5/28/35 (e)	159,655	149,717
Class AB3, 1.0337% 5/28/35 (e)	67,441	64,142
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3683% 8/25/34 (e)	36,914	29,293
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.4733% 10/25/35 (e)	56,812	56,455
Ford Credit Auto Lease Trust:
Series 2012-A Class A3, 0.85% 1/15/15	820,000	821,864
Series 2012-B:
Class A2, 0.54% 11/15/14	520,000	520,301
Class A3, 0.57% 9/15/15	1,240,000	1,240,157
Ford Credit Auto Owner Trust:
Series 2012-B Class A3, 0.72% 12/15/16	1,950,000	1,954,338
Series 2012-D Class A3, 0.51% 4/15/17	1,090,000	1,088,803
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,113,442
Series 2012-1 Class A, 0.6692% 1/15/16 (e)	5,000,000	5,009,530
Series 2012-4 Class A1, 0.74% 9/15/16	2,380,000	2,385,748
Series 2013-1 Class A1, 0.85% 1/15/18	2,380,000	2,372,609
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6183% 11/25/34 (e)	104,293	5,304
Class M5, 1.6933% 11/25/34 (e)	55,183	941
Series 2005-A:
Class M3, 0.9283% 1/25/35 (e)	120,398	102,140
Class M4, 1.2133% 1/25/35 (e)	46,138	5,406
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (d)(e)	298,000	208,600
GE Business Loan Trust Series 2003-1 Class A, 0.6292% 4/15/31 (d)(e)	13,576	13,010
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	2,450,000	2,467,885
Series 2012-4 Class A, 0.4992% 6/15/18 (e)	3,995,000	4,001,540
Asset-Backed Securities - continued
	Principal Amount	Value
GE Capital Credit Card Master Note Trust: - continued
Series 2012-5 Class A, 0.97% 6/15/18	$ 3,380,000	$ 3,399,435
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	1,050,000	1,055,185
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	2,743,000	2,741,592
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7433% 9/25/46 (d)(e)	1,688,190	1,679,749
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4833% 8/25/33 (e)	78,342	73,915
Series 2003-5 Class A2, 0.8933% 12/25/33 (e)	44,160	39,477
Series 2004-1 Class M2, 1.8933% 6/25/34 (e)	69,432	48,712
Honda Auto Receivables Owner Trust:
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	646,705
Series 2012-2 Class A3, 0.7% 2/16/16	1,610,000	1,615,063
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (e)	157,118	84,343
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5482% 5/15/18 (d)(e)	1,680,000	1,680,024
John Deere Owner Trust:
Series 2011-A:
Class A3, 1.29% 1/15/16	810,805	813,870
Class A4, 1.96% 4/16/18	1,168,000	1,184,707
Series 2013-A Class A3, 0.6% 3/15/17	1,500,000	1,498,198
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (e)	157,766	151,874
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6131% 12/27/29 (e)	52,849	51,644
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (e)	76,576	1,007
Mercedes-Benz Auto Lease Trust:
Series 2012-A Class A3, 0.88% 11/17/14	1,310,000	1,312,556
Series 2013-A Class A3, 0.59% 2/15/16	1,960,000	1,957,871
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	3,260,000	3,265,958
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (e)	100,402	87,562
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (e)	159,475	147,618
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (e)	138,792	136,744
Series 2004-NC8 Class M6, 2.0683% 9/25/34 (e)	66,996	46,233
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (e)	50,738	47,547
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (e)	52,840	2,210
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	$ 1,069,482	$ 1,070,981
Series 2011-B Class A3, 0.92% 2/16/15	924,381	926,107
Series 2013-A Class A3, 0.61% 4/15/16	2,210,000	2,209,992
Nissan Auto Receivables Owner Trust Series 2011-B Class A3, 0.95% 2/16/16	950,000	954,684
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6687% 5/15/17 (e)	2,900,000	2,914,399
Series 2013-A Class A, 0.4987% 2/15/18 (e)	2,000,000	2,000,285
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0505% 10/30/45 (e)	488,838	475,426
Ocala Funding LLC:
Series 2005-1A Class A, 1.6982% 3/20/10 (b)(d)(e)	71,000	0
Series 2006-1A Class A, 1.5982% 3/20/11 (b)(d)(e)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (e)	797,630	691,889
Class M4, 1.6433% 9/25/34 (e)	1,086,724	379,281
Series 2005-WCH1 Class M4, 1.0233% 1/25/36 (e)	187,294	157,783
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (e)	648	620
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	277,058	277,459
Series 2012-1 Class A2, 1.25% 4/15/15	408,057	408,858
Series 2012-2 Class A2, 0.91% 5/15/15	652,324	653,121
Series 2012-3 Class A3, 1.08% 4/15/16	910,000	913,844
Series 2012-4 Class A3, 1.04% 8/15/16	1,620,000	1,627,782
Series 2012-5 Class A3, 0.83% 12/15/16	1,320,000	1,323,519
Series 2013-1 Class A2, 0.48% 2/16/16	2,630,000	2,631,198
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9883% 3/25/35 (e)	144,132	133,520
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8601% 6/15/33 (e)	248,955	172,424
Class C, 1.2301% 6/15/33 (e)	1,119,772	820,219
Series 2004-B:
Class A2, 0.4801% 6/15/21 (e)	1,108,406	1,092,661
Class C, 1.1501% 9/15/33 (e)	1,697,045	1,272,731
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4802% 9/25/19 (e)	2,189,000	2,186,662
Series 2013-1 Class A2, 0.4433% 9/25/19 (e)	2,790,000	2,790,699
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9183% 9/25/34 (e)	7,233	5,291
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (e)	$ 86,903	$ 82,094
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0756% 10/25/44 (d)(e)	1,390,734	1,272,522
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	910,000	913,890
TOTAL ASSET-BACKED SECURITIES (Cost $163,306,515)		161,971,913
Collateralized Mortgage Obligations - 5.6%

Private Sponsor - 1.3%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4741% 11/19/47 (d)(e)	90,671	90,861
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4542% 8/28/47 (d)(e)	434,643	432,604
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	185,825	186,580
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3382% 12/20/54 (d)(e)	2,592,365	2,542,851
Class C2, 1.3982% 12/20/54 (d)(e)	762,000	681,228
Series 2006-2:
Class A4, 0.2782% 12/20/54 (e)	542,129	531,774
Class C1, 1.1382% 12/20/54 (e)	3,254,000	2,909,076
Series 2006-3 Class C2, 1.1982% 12/20/54 (e)	142,000	126,948
Series 2006-4:
Class B1, 0.3782% 12/20/54 (e)	381,000	360,236
Class C1, 0.9582% 12/20/54 (e)	233,000	208,302
Class M1, 0.5382% 12/20/54 (e)	100,000	91,550
Series 2007-1:
Class 1C1, 0.7982% 12/20/54 (e)	235,000	210,090
Class 1M1, 0.4982% 12/20/54 (e)	153,000	140,072
Class 2C1, 1.0582% 12/20/54 (e)	107,000	95,658
Class 2M1, 0.6982% 12/20/54 (e)	196,000	179,438
Series 2007-2 Class 2C1, 1.0582% 12/17/54 (e)	272,000	243,168
Granite Mortgages Series 2003-2 Class 1A3, 0.7761% 7/20/43 (e)	470,319	465,616
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6761% 1/20/44 (e)	186,623	185,509
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2003-3:
Class 1C, 2.7261% 1/20/44 (e)	$ 54,183	$ 53,346
Series 2004-1 Class 2A1, 0.6001% 3/20/44 (e)	2,609,295	2,579,288
Series 2004-3 Class 2A1, 0.5601% 9/20/44 (e)	1,695,661	1,675,313
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (e)	80,950	61,993
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (e)	125,388	110,503
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5492% 7/10/35 (d)(e)	51,360	46,954
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (d)(e)	5,739	5,634
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (e)	3,968	3,772
TOTAL PRIVATE SPONSOR		14,218,364
U.S. Government Agency - 4.3%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6933% 9/25/23 (e)	194,940	195,714
Series 2013-9 Class FA, 0.5433% 3/25/42 (e)	3,198,818	3,200,805
floater planned amortization class Series 2005-90 Class FC, 0.4433% 10/25/35 (e)	759,686	760,172
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,490,318	1,595,975
planned amortization class:
Series 2006-54 Class PE, 6% 2/25/33	76,931	77,068
Series 2012-94 Class E, 3% 6/25/22	897,514	936,757
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	296,158	330,233
Series 2003-76 Class BA, 4.5% 3/25/18	327,214	337,563
Series 2009-31 Class A, 4% 2/25/24	267,407	278,557
Series 2010-135 Class DE, 2.25% 4/25/24	941,877	957,640
Series 2011-16 Class FB, 0.3433% 3/25/31 (e)	2,083,928	2,083,761
Series 2010-123 Class DL, 3.5% 11/25/25	470,192	489,791
Series 2010-143 Class B, 3.5% 12/25/25	737,749	774,328
Series 2011-23 Class AB, 2.75% 6/25/20	607,776	627,606
Series 2013-40 Class PV, 2% 1/25/26	1,731,774	1,762,898
target amortization Series 2008-29 Class BG 4.7% 12/25/35	441,430	465,082
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4492% 2/15/26 (e)	$ 1,267,036	$ 1,269,720
Freddie Mac:
floater:
Series 2711 Class FC, 1.0992% 2/15/33 (e)	1,491,728	1,515,836
Series 3346 Class FA, 0.4292% 2/15/19 (e)	2,299,664	2,303,030
floater planned amortization class Series 3117 Class JF, 0.4992% 2/15/36 (e)	854,986	856,162
floater sequential payer Series 3387 Class DF, 0.3792% 10/15/17 (e)	80,766	80,766
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	1,835,387	1,874,905
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	207,616	214,970
Series 2866 Class XE, 4% 12/15/18	395,538	405,923
Series 3081 Class CP 5.5% 10/15/34	2,106,978	2,174,539
Series 3792 Class DF, 0.5992% 11/15/40 (e)	2,181,524	2,188,350
Series 3820 Class DA, 4% 11/15/35	834,644	902,529
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	338,047	346,492
Series 3573 Class LC, 1.85% 8/15/14	231,474	232,163
Series 3659 Class EJ 3% 6/15/18	1,324,480	1,359,480
Series 3696 Class AE, 1.2% 7/15/15	504,967	507,688
Series 3949 Class MK, 4.5% 10/15/34	590,000	652,468
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2012-113 Class FJ, 0.4482% 1/20/42 (e)	1,515,172	1,519,683
Series 2012-149:
Class LF, 0.4482% 12/20/42 (e)	1,236,822	1,236,223
Class MF, 0.4482% 12/20/42 (e)	3,004,275	3,002,817
Series 2012-97 Class JF, 0.4497% 8/16/42 (e)	1,572,212	1,580,222
Series 2013-37 Class F, 0.4682% 3/20/43 (e)	829,317	829,885
Series 2013-9 Class F, 0.4482% 1/20/43 (e)	2,151,765	2,158,160
floater planned amortization class Series 2005-47 Class FX, 0.3482% 5/20/34 (e)	2,941,092	2,939,954
floater sequential payer:
Series 2010-120 Class FB 0.4982% 9/20/35 (e)	1,103,487	1,105,252
Series 2011-150 Class D, 3% 4/20/37	577,529	589,986
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 464,058	$ 472,523
Series 2010-99 Class PT, 3.5% 8/20/33	604,374	616,956
TOTAL U.S. GOVERNMENT AGENCY		47,810,632
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,606,585)		62,028,996
Commercial Mortgage Securities - 5.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4397% 2/14/43 (e)(f)	376,029	11,661
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3492% 8/15/29 (d)(e)	1,950,000	1,959,512
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0433% 12/25/33 (d)(e)	6,544	4,808
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (d)(e)	717,305	608,945
Class B1, 1.5933% 1/25/36 (d)(e)	48,266	10,237
Class M1, 0.6433% 1/25/36 (d)(e)	225,605	125,659
Class M2, 0.6633% 1/25/36 (d)(e)	85,610	44,941
Class M3, 0.6933% 1/25/36 (d)(e)	92,008	47,329
Class M4, 0.8033% 1/25/36 (d)(e)	47,080	22,815
Class M5, 0.8433% 1/25/36 (d)(e)	47,080	16,619
Class M6, 0.8933% 1/25/36 (d)(e)	47,778	14,333
Series 2006-3A:
Class M4, 0.6233% 10/25/36 (d)(e)	17,099	2,590
Class M5, 0.6733% 10/25/36 (d)(e)	7,680	408
Series 2006-4A Class M6, 0.7133% 12/25/36 (d)(e)	5,523	122
Series 2007-1 Class A2, 0.4633% 3/25/37 (d)(e)	355,469	226,154
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (d)(e)	61,054	45,899
Class A2, 0.5133% 7/25/37 (d)(e)	57,183	29,572
Class M1, 0.5633% 7/25/37 (d)(e)	20,381	5,603
Class M2, 0.6033% 7/25/37 (d)(e)	11,437	1,952
Class M3, 0.6833% 7/25/37 (d)(e)	11,583	1,166
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M4, 0.8433% 7/25/37 (d)(e)	$ 22,302	$ 1,017
Class M5, 0.9433% 7/25/37 (d)(e)	19,721	760
Class M6, 1.1933% 7/25/37 (d)(e)	1,224	2
Series 2007-3:
Class A2, 0.4833% 7/25/37 (d)(e)	87,257	52,095
Class B1, 1.1433% 7/25/37 (d)(e)	45,837	3,503
Class M1, 0.5033% 7/25/37 (d)(e)	65,921	24,215
Class M2, 0.5333% 7/25/37 (d)(e)	69,307	20,179
Class M3, 0.5633% 7/25/37 (d)(e)	112,186	25,868
Class M4, 0.6933% 7/25/37 (d)(e)	177,405	35,968
Class M5, 0.7933% 7/25/37 (d)(e)	88,437	12,728
Class M6, 0.9933% 7/25/37 (d)(e)	69,066	8,391
Series 2007-4A:
Class A2, 0.7433% 9/25/37 (d)(e)	807,011	182,297
Class M1, 1.1433% 9/25/37 (d)(e)	125,050	11,629
Class M2, 1.2433% 9/25/37 (d)(e)	125,050	9,622
Class M4, 1.7933% 9/25/37 (d)(e)	329,546	16,098
Class M5, 1.9433% 9/25/37 (d)(e)	6,012	192
Series 2006-2A Class IO, 3.0002% 7/25/36 (c)(d)(f)	7,218,571	66,729
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class A2, 0.3492% 3/15/22 (d)(e)	101,974	101,966
Class D, 0.4492% 3/15/22 (d)(e)	52,963	50,310
Class E, 0.4992% 3/15/22 (d)(e)	275,033	255,758
Class F, 0.5492% 3/15/22 (d)(e)	168,653	153,460
Class G, 0.5992% 3/15/22 (d)(e)	43,346	38,574
Class H, 0.7492% 3/15/22 (d)(e)	52,963	46,073
Class J, 0.8992% 3/15/22 (d)(e)	52,963	44,749
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,320,000	1,400,319
Series 2005-PWR9 Class X2, 0.5349% 9/11/42 (d)(e)(f)	24,675,481	28,747
Series 2005-T18 Class A4, 4.933% 2/13/42	1,863,826	1,978,303
Series 2006-PW12 Class A1A, 5.9028% 9/11/38 (e)	1,391,482	1,558,674
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (d)(e)	77,975	73,656
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.5785% 5/15/35 (d)(e)(f)	6,800,925	108,210
Citigroup / Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4, 5.3924% 7/15/44 (e)	640,000	695,108
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	$ 847,065	$ 843,111
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.6865% 10/15/48 (e)(f)	37,795,772	73,021
COMM pass-thru certificates floater:
Series 2005-F10A Class J, 1.0492% 4/15/17 (d)(e)	16,086	14,210
Series 2005-FL11:
Class F, 0.6492% 11/15/17 (d)(e)	18,996	17,274
Class G, 0.6992% 11/15/17 (d)(e)	13,167	11,710
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	5,370,000	5,542,705
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	423,161	422,876
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.8656% 12/15/39 (e)(f)	29,436,600	111,211
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3925% 8/15/36 (e)(f)	1,206,918	1,162
Series 2003-C4 Class A4, 5.137% 8/15/36	166,914	166,790
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3692% 2/15/22 (d)(e)	236,650	232,747
0.4692% 2/15/22 (d)(e)	84,521	81,914
Class F, 0.5192% 2/15/22 (d)(e)	169,020	162,609
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	253,118	256,835
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9982% 12/5/31 (d)(e)	890,000	890,497
Class A2FL, 0.8982% 12/5/31 (d)(e)	1,160,000	1,160,982
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,465,387	1,497,316
Series K707 Class A1, 1.615% 9/25/18	1,704,218	1,736,481
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.4699% 3/10/44 (e)	1,770,000	1,938,086
Series 2001-1 Class X1, 2.2683% 5/15/33 (d)(e)(f)	459,163	6,542
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.5981% 5/10/40 (e)	203,755	204,100
Series 2004-C2 Class A4, 5.301% 8/10/38	1,200,000	1,241,784
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (d)(e)	1,170,000	1,137,314
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.395% 12/10/49 (d)(e)(f)	$ 58,172,507	$ 248,746
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(e)	899,823	902,694
Class A2, 1.2601% 3/6/20 (d)(e)	460,000	461,521
Class C, 2.0056% 3/6/20 (d)(e)	1,710,000	1,715,699
Class D, 2.2018% 3/6/20 (d)(e)	215,000	215,737
Class E, 2.4764% 3/6/20 (d)(e)	360,000	361,466
Class F, 2.6334% 3/6/20 (d)(e)	180,000	180,734
Class G, 2.7903% 3/6/20 (d)(e)	90,000	90,372
Class H, 3.3004% 3/6/20 (d)(e)	150,000	150,674
Class J, 4.0852% 3/6/20 (d)(e)	215,000	216,046
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (e)	1,340,000	1,383,771
Series 2006-GG6 Class A2, 5.506% 4/10/38	264,771	270,649
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (d)	290,000	295,651
Series 2013-KYO Class A, 1.0482% 11/8/29 (d)(e)	1,880,000	1,884,794
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	582,401	590,052
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	749,999	757,299
Series 2012-GC6 Class A1, 1.282% 1/10/45	361,407	364,044
Series 2013-GC12 Class A1, 0.742% 6/10/46 (e)	820,000	818,804
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(e)	484,216	484,257
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	409,500	414,327
Series 2012-C6 Class A1, 1.0305% 5/15/45	1,009,357	1,010,947
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FLA2:
Class D, 0.4292% 11/15/18 (d)(e)	17,259	16,343
Class E, 0.4792% 11/15/18 (d)(e)	24,457	23,122
Class F, 0.5292% 11/15/18 (d)(e)	36,682	34,588
Class G, 0.5592% 11/15/18 (d)(e)	31,881	29,981
Class H, 0.6992% 11/15/18 (d)(e)	24,463	22,761
Series 2013-FL3 Class A1, 0.999% 4/15/28 (d)(e)	1,540,000	1,534,955
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	$ 511,937	$ 513,640
Series 2007-LD11 Class A2, 5.9874% 6/15/49 (e)	572,874	589,451
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	159,530	160,746
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	18,721	18,730
Series 2007-C6 Class A2, 5.845% 7/15/40	337,071	336,827
Series 2004-C8, 4.799% 12/15/29	1,177,944	1,222,439
Series 2006-C6 Class XCP, 0.862% 9/15/39 (e)(f)	16,194,199	35,174
Series 2007-C1 Class XCP, 0.623% 2/15/40 (e)(f)	5,753,510	18,342
Series 2007-C2 Class XCP, 0.6819% 2/15/40 (e)(f)	28,083,782	133,651
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5392% 9/15/21 (d)(e)	145,070	140,529
Class G, 0.5592% 9/15/21 (d)(e)	286,588	274,753
Class H, 0.5992% 9/15/21 (d)(e)	73,934	69,402
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	2,023	2,022
Series 2005-MCP1 Class XP, 0.809% 6/12/43 (e)(f)	7,198,672	72
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	319,453	319,746
Series 2006-4 Class XP, 0.8115% 12/12/49 (e)(f)	12,516,996	121,027
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	1,163,480	1,163,705
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.4% 7/15/19 (d)(e)	45,397	18,726
Series 2007-XLFA:
Class A2, 0.3% 10/15/20 (d)(e)	612,796	609,809
Class D, 0.39% 10/15/20 (d)(e)	84,694	81,734
Class E, 0.45% 10/15/20 (d)(e)	105,926	99,310
Class F, 0.5% 10/15/20 (d)(e)	63,569	58,963
Class G, 0.54% 10/15/20 (d)(e)	78,581	72,102
Class H, 0.63% 10/15/20 (d)(e)	49,464	42,912
Class J, 0.78% 10/15/20 (d)(e)	28,557	10,782
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	855,654	873,051
Series 2012-C4 Class A1, 1.085% 3/15/45	999,628	1,004,735
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)	$ 1,104,334	$ 1,231,213
Series 2011-C3 Class A1, 2.178% 7/15/49	1,803,564	1,840,138
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	124,192	124,107
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	662,922	664,786
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	690,486	687,570
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3182% 9/15/21 (d)(e)	979,293	973,549
Class E, 0.4782% 9/15/21 (d)(e)	176,861	169,191
Class F, 0.5382% 9/15/21 (d)(e)	238,334	224,423
Class G, 0.5582% 9/15/21 (d)(e)	225,785	209,220
Class J, 0.7982% 9/15/21 (d)(e)	50,198	41,631
Series 2007-WHL8 Class F, 0.6792% 6/15/20 (d)(e)	376,985	333,781
Series 2003-C9 Class A4, 5.012% 12/15/35	1,339,160	1,353,871
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	2,290,000	2,531,945
Series 2007-C30 Class XP, 0.6719% 12/15/43 (d)(e)(f)	32,564,531	122,026
Series 2007-C31A Class A2, 5.421% 4/15/47	578,480	581,099
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	480,000	477,985
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,195,642)		61,975,751
Municipal Securities - 0.6%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,570,000	4,795,621
Series 2011, 4.511% 3/1/15	1,515,000	1,598,613
TOTAL MUNICIPAL SECURITIES (Cost $6,385,592)		6,394,234
Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount	Value
Ontario Province 0.95% 5/26/15	$ 3,800,000	$ 3,834,793
United Mexican States 6.625% 3/3/15	1,300,000	1,415,700
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,201,537)		5,250,493
Supranational Obligations - 0.6%

International Bank for Reconstruction & Development 0.5% 4/15/16 (Cost $7,194,096)	7,200,000	7,188,761
Commercial Paper - 0.2%

Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $1,990,931)	2,000,000	1,993,918
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $8,568,400)	8,568,400	8,568,400
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,101,601,706)		1,107,568,983
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(898,458)
NET ASSETS - 100%		$ 1,106,670,525
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 74,023	$ (56,513)	$ -	$ (56,513)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $130,827,303 or 11.8% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $649,254 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 642,648
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,217
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 465,113,252	$ -	$ 464,463,998	$ 649,254
U.S. Government and Government Agency Obligations	284,118,623	-	284,118,623	-
U.S. Government Agency - Mortgage Securities	42,964,642	-	42,964,642	-
Asset-Backed Securities	161,971,913	-	159,880,676	2,091,237
Collateralized Mortgage Obligations	62,028,996	-	61,982,042	46,954
Commercial Mortgage Securities	61,975,751	-	61,957,025	18,726
Municipal Securities	6,394,234	-	6,394,234	-
Foreign Government and Government Agency Obligations	5,250,493	-	5,250,493	-
Supranational Obligations	7,188,761	-	7,188,761	-
Commercial Paper	1,993,918	-	1,993,918	-
Money Market Funds	8,568,400	8,568,400	-	-
Total Investments in Securities:	$ 1,107,568,983	$ 8,568,400	$ 1,096,194,412	$ 2,806,171
Derivative Instruments:
Liabilities
Swaps	$ (56,513)	$ -	$ (56,513)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,100,959,885. Net unrealized appreciation aggregated $6,609,098, of which $13,905,977 related to appreciated investment securities and $7,296,879 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations, U.S. government and government agency obligations, and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013